UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06179
                                                     ---------

             FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
             ------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 626-795-7300
                                                            ------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------

                     Date of reporting period: MAY 31, 2008
                                               ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

FLAHERTY & CRUMRINE PREFERRED INCOME FUND

To the Shareholders of the Flaherty & Crumrine Preferred Income Fund:

     The table below presents investment performance of the Fund through May 31, 2008. The market for preferred securities remains turbulent, as weakness in the U.S. economy and fallout from the dramatic decline of the housing market continue to put downward pressure on the portfolio. Over long periods of time, the relationship between preferred security prices and prices of various other types of fixed income instruments can swing dramatically. As of this writing, preferred prices are as low relative to other markets as any time in memory. We can't be certain when this trend will reverse, but there is little doubt that eventually it will --whenever an asset class gets too cheap, buyers always emerge. This pattern of weakness and recovery is familiar, and while the recent period of weakness has been long and dramatic, we believe financial companies are taking the tough steps necessary to restore confidence and create a healthy recovery.

                       TOTAL RETURN ON NET ASSET VALUE(1)
                         FOR PERIODS ENDED MAY 31, 2008

                                     ACTUAL RETURNS          AVERAGE ANNUALIZED RETURNS
                                -----------------------   -------------------------------
                                 THREE     SIX     ONE    THREE    FIVE    TEN    LIFE OF
                                MONTHS   MONTHS    YEAR   YEARS   YEARS   YEARS   FUND(2)
                                ------   ------   -----   -----   -----   -----   -------
Flaherty & Crumrine Preferred
   Income Fund ..............    -9.8%    -9.6%   -20.7%  -4.9%    0.6%    4.0%     9.0%
Lipper Domestic Investment
   Grade Funds(3)  ..........    -0.4%    -0.6%     1.2%   3.7%    4.2%    5.7%     7.1%

----------
(1) Based on monthly data provided by Lipper Inc. in each calendar month during the relevant period. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice, which differs from the methodology used elsewhere in this report.

(2)  Since inception on January 31, 1991.

(3) Reflects the equally-weighted average performance returns of all closed-end funds in Lipper's Domestic Investment-Grade funds category in each month during the period. The category currently includes closed-end funds in the U.S. Mortgage and Corporate Debt BBB Rated sub-categories and has included other sub-categories in prior periods. Although the investment strategies used by the Fund differ significantly from the strategies used by these other fixed-income funds, the Fund seeks to accomplish a similar objective.

     As a general observation, the Fund is performing much like broader U.S. markets -- while the investment performance has been negative for the entire portfolio, the worst performing positions are concentrated in the financial sector, which comprised 64% of the portfolio as of May 31, 2008.

     It became apparent some time ago that most financial companies (banks, brokers, insurance companies and the housing agencies) would be hurt by the subprime mortgage crisis. The Fund had no direct exposure to subprime mortgages, and avoided companies that aggressively participated in the mortgage market and made huge (implicit or explicit) bets that housing prices would continue to rise. However, collateral damage from the subprime implosion has been widespread and touched almost every financial company in the portfolio. In our opinion, every credit currently in the Fund is a viable going concern. But several are facing tremendous challenges, fixing problems of their own doing as well as dealing with circumstances beyond their control.

     It has become commonplace now for these companies to write-down the value of assets on their balance sheets, and when these write-downs become large enough, to raise new capital. Often the new capital comes from selling preferred securities. Financial companies have issued over $100 billion of preferred securities since the beginning of the Fund's fiscal year, typically with dividend or interest rates above those available in existing markets (for perspective, these new issues have increased the size of the preferred market by nearly one-third). This is a staggering amount of new supply to come in a relatively short period of time, and as a result the prices of most preferred issues have fallen.

     Recently, several financial companies have sold common stock rather than preferred securities to replace capital depleted by write-downs. This is certainly a positive trend -- common stock is the cushion below preferred, so the more common stock the better. Although companies generally don't like to sell common stock (management usually thinks the market undervalues their shares), more and more are biting the bullet. Credits held by the Fund that have issued common stock include Merrill Lynch, Lehman Brothers and Citicorp. We believe the steps taken by these and other financial companies currently in the portfolio will enable them to successfully weather the current credit storm.

     Someone unfamiliar with PFD may wonder why we own any financial positions. Please remember that by our offering prospectus, at least 80% of the Fund's investments must be in preferred securities. And, since roughly 85% of the preferred securities universe is comprised of financial issuers, owning only preferred securities of non-financial issuers is not a viable option. With its mandate to invest at least 25% of assets in utilities, the Fund does own a disproportionately large percentage of non-financials, but it would not be possible to avoid financials and still maintain a diversified portfolio of quality holdings.

     In fact, even non-financial investments have been impacted by the weakness in financials. The higher yields now available on financial issues have induced some investors to sell holdings in non-financial credits. So, while on the whole non-financial preferred securities have out-performed those of financial issuers, their returns still have been disappointing.

     The Fund's interest-rate hedges did little to offset the drop in prices of the preferred positions. Prices of long-term U.S. Treasury bonds were generally flat during the period, and as a result the impact of the hedge was neutral. (As a reminder, the hedge is designed to protect against substantial increases in yields on long-term Treasury bonds or similar investments. The hedging strategy typically will not provide protection against the scenario in which preferred securities dramatically underperform Treasury bonds.)

     The Fund's strategy of employing leverage produced mixed results during the first half of the year. The leverage did enhance income earned by the Fund, enabling us to meet the objective of high current income for shareholders. On the flip side, leverage magnified the drop in value of the investment portfolio. These subjects are addressed in greater detail in the section that follows.

     As always, we encourage readers to learn more about the Fund by reading the discussion topics which follow and visiting the Fund's website at www.preferredincome.com.

Sincerely,


/s/ Donald F. Crumrine                  /s/ Robert M. Ettinger

Donald F. Crumrine                      Robert M. Ettinger
Chairman of the Board                   President

July 21, 2008

                                DISCUSSION TOPICS

MARKET TOTAL RETURN

     An investor's actual total return is comprised of monthly dividend payments plus changes in the Fund's market price. For the six months ended May 31, 2008, the total return on MARKET VALUE for the Fund's common shares was -1.5%. During the three months ended May 31 alone, total return on MARKET VALUE was -0.2%.

     We've often said that in a perfect world market prices would closely track net asset values; however, as seen in the chart below, in the real world deviations can be large. Over recent months, shareholders saw some significant volatility in the relationship between net asset value and market price.

                FLAHERTY & CRUMRINE PREFERRED INCOME FUND (PFD)
         PREMIUM/DISCOUNT OF MARKET PRICE TO NAV THROUGH JUNE 30, 2008

                                  (LINE CHART)

Date        Prem/Disc
----        ---------
12/28/90
1/4/91
1/11/91
1/18/91
1/25/91
2/1/91
2/8/91         0.0842
2/15/91        0.0438
2/22/91        0.0395
3/1/91         0.0424
3/8/91         0.0183
3/15/91        0.0151
3/22/91        0.0201
3/29/91         0.023
4/5/91         0.0149
4/12/91        0.0196
4/19/91        0.0314
4/26/91        0.0268
5/3/91          0.023
5/10/91        0.0199
5/17/91        0.0146
5/24/91        0.0219
5/31/91         0.051
6/7/91         0.0423
6/14/91        0.0417
6/21/91        0.0536
6/28/91        0.0659
7/5/91         0.0726
7/12/91        0.0659
7/19/91        0.0643
7/26/91        0.0549
8/2/91         0.0678
8/9/91          0.054
8/16/91        0.0449
8/23/91        0.0648
8/30/91        0.0314
9/6/91          0.057
9/13/91        0.0883
9/20/91        0.0651
9/27/91        0.0682
10/4/91        0.0764
10/11/91       0.0745
10/18/91       0.0719
10/25/91       0.0662
11/1/91        0.0693
11/8/91        0.0827
11/15/91       0.0801
11/22/91        0.065
11/29/91       0.0807
12/6/91        0.0716
12/13/91       0.0791
12/20/91       0.0839
12/27/91       0.1136
1/3/92         0.1091
1/10/92        0.1116
1/17/92        0.0978
1/24/92        0.0912
1/31/92        0.0417
2/7/92         0.0478
2/14/92        0.0613
2/21/92        0.0417
2/28/92        0.0381
3/6/92         0.0339
3/13/92        0.0447
3/20/92        0.0387
3/27/92        0.0327
4/3/92         0.0357
4/10/92        0.0452
4/17/92        0.0464
4/24/92        0.0423
5/1/92         0.0523
5/8/92         0.0382
5/15/92        0.0347
5/22/92        0.0083
5/29/92        0.0039
6/5/92         0.0302
6/12/92        0.0239
6/19/92        0.0227
6/26/92        0.0491
7/3/92         0.0491
7/10/92        0.0593
7/17/92         0.057
7/24/92        0.0712
7/31/92         0.058
8/7/92         0.0601
8/14/92        0.0389
8/21/92        0.0306
8/28/92         0.025
9/4/92         0.0228
9/11/92        0.0356
9/18/92        0.0489
9/25/92        0.0339
10/2/92         0.065
10/9/92        0.0417
10/16/92       0.0417
10/23/92       0.0378
10/30/92       0.0707
11/6/92        0.0378
11/13/92        0.059
11/20/92       0.0349
11/27/92       0.0506
12/4/92         0.068
12/11/92       0.0601
12/18/92       0.0582
12/25/92       0.0618
1/1/93         0.0739
1/8/93         0.0987
1/15/93        0.1145
1/22/93        0.1021
1/29/93         0.076
2/5/93          0.053
2/12/93        0.0452
2/19/93        0.0434
2/26/93        0.0628
3/5/93         0.0909
3/12/93        0.0538
3/19/93        0.0248
3/26/93        0.0638
4/2/93         0.0806
4/9/93         0.0764
4/16/93        0.0671
4/23/93        0.0764
4/30/93        0.0677
5/7/93         0.0918
5/14/93        0.0779
5/21/93          0.07
5/28/93         0.074
6/4/93         0.0497
6/11/93        0.0388
6/18/93         0.056
6/25/93        0.0703
7/2/93         0.0451
7/9/93         0.0541
7/16/93         0.049
7/23/93        0.0576
7/30/93        0.0598
8/6/93          0.079
8/13/93        0.0484
8/20/93        0.0377
8/27/93        0.0434
9/3/93          0.045
9/10/93        0.0361
9/17/93        0.0467
9/24/93        0.0321
10/1/93        0.0293
10/8/93         0.011
10/15/93       0.0173
10/22/93       0.0048
10/29/93      -0.0075
11/5/93        0.0095
11/12/93       0.0019
11/19/93      -0.0316
11/26/93        0.003
12/3/93       -0.0175
12/10/93      -0.0103
12/17/93       0.0323
12/24/93      -0.0051
12/31/93      -0.0287
1/7/94         0.0093
1/14/94        0.0149
1/21/94       -0.0126
1/28/94       -0.0316
2/4/94        -0.0196
2/11/94       -0.0224
2/18/94       -0.0741
2/25/94       -0.0539
3/4/94        -0.0092
3/11/94        -0.027
3/18/94       -0.0379
3/25/94       -0.0505
4/1/94        -0.0466
4/8/94        -0.0713
4/15/94       -0.0596
4/22/94       -0.0598
4/29/94       -0.0863
5/6/94        -0.0581
5/13/94       -0.0635
5/20/94       -0.0409
5/27/94       -0.0397
6/3/94        -0.0289
6/10/94        0.0146
6/17/94       -0.0037
6/24/94        0.0175
7/1/94         0.0006
7/8/94         0.0299
7/15/94        0.0188
7/22/94       -0.0084
7/29/94       -0.0082
8/5/94        -0.0161
8/12/94       -0.0215
8/19/94       -0.0263
8/26/94       -0.0439
9/2/94        -0.0379
9/9/94        -0.0232
9/16/94       -0.0293
9/23/94       -0.0273
9/30/94       -0.0565
10/7/94       -0.1141
10/14/94      -0.1089
10/21/94      -0.1416
10/28/94      -0.0732
11/4/94       -0.0783
11/11/94      -0.0912
11/18/94      -0.0951
11/25/94      -0.0788
12/2/94       -0.0593
12/9/94       -0.0508
12/16/94      -0.0554
12/23/94      -0.0822
12/30/94      -0.0836
1/6/95        -0.0201
1/13/95       -0.0134
1/20/95       -0.0525
1/27/95       -0.0697
2/3/95         0.0061
2/10/95       -0.0289
2/17/95       -0.0419
2/24/95       -0.0004
3/3/95         0.0035
3/10/95       -0.0445
3/17/95       -0.0666
3/24/95       -0.0568
3/31/95        -0.029
4/7/95        -0.0256
4/14/95       -0.0217
4/21/95       -0.0439
4/28/95       -0.0271
5/5/95        -0.0398
5/12/95       -0.0178
5/19/95        -0.041
5/26/95        -0.087
6/2/95        -0.0259
6/9/95        -0.0608
6/16/95       -0.0759
6/23/95       -0.0884
6/30/95       -0.0753
7/7/95        -0.0844
7/14/95       -0.0995
7/21/95       -0.0976
7/28/95       -0.0917
8/4/95        -0.0888
8/11/95       -0.0935
8/18/95       -0.0942
8/25/95       -0.0832
9/1/95        -0.0698
9/8/95        -0.0816
9/15/95       -0.0968
9/22/95       -0.0978
9/29/95       -0.0816
10/6/95       -0.0974
10/13/95      -0.1094
10/20/95      -0.1048
10/27/95       -0.121
11/3/95       -0.1151
11/10/95      -0.1146
11/17/95      -0.1117
11/24/95      -0.1043
12/1/95       -0.1071
12/8/95       -0.1192
12/15/95      -0.1244
12/22/95      -0.1337
12/29/95      -0.1313
1/5/96        -0.1365
1/12/96       -0.1354
1/19/96       -0.1379
1/26/96       -0.1251
2/2/96        -0.1244
2/9/96        -0.1238
2/16/96        -0.136
2/23/96       -0.1281
3/1/96        -0.1118
3/8/96        -0.1332
3/15/96       -0.1521
3/22/96       -0.1564
3/29/96       -0.1464
4/5/96        -0.1343
4/12/96       -0.1477
4/19/96       -0.1402
4/26/96       -0.1488
5/3/96        -0.1477
5/10/96       -0.1452
5/17/96       -0.1363
5/24/96       -0.1432
5/31/96       -0.1111
6/7/96         -0.118
6/14/96       -0.1003
6/21/96       -0.1129
6/28/96       -0.1049
7/5/96         -0.095
7/12/96        -0.098
7/19/96       -0.1071
7/26/96       -0.1077
8/2/96        -0.1105
8/9/96        -0.0574
8/16/96       -0.0714
8/23/96       -0.0705
8/30/96       -0.0669
9/6/96        -0.0824
9/13/96       -0.0756
9/20/96       -0.1186
9/27/96       -0.1106
10/4/96       -0.0861
10/11/96      -0.0941
10/18/96      -0.1077
10/25/96      -0.0858
11/1/96       -0.0778
11/8/96       -0.0831
11/15/96      -0.0833
11/22/96      -0.0653
11/29/96      -0.0606
12/6/96       -0.0667
12/13/96      -0.0831
12/20/96      -0.0749
12/27/96       -0.075
1/3/97        -0.0242
1/10/97       -0.0291
1/17/97       -0.0465
1/24/97        -0.041
1/31/97       -0.0459
2/7/97        -0.0675
2/14/97       -0.0544
2/21/97       -0.0539
2/28/97        -0.055
3/7/97        -0.0584
3/14/97       -0.0637
3/21/97       -0.0752
3/28/97       -0.0584
4/4/97        -0.0627
4/11/97       -0.0881
4/18/97       -0.0976
4/25/97       -0.0852
5/2/97        -0.0451
5/9/97        -0.0578
5/16/97       -0.0529
5/23/97       -0.0554
5/30/97       -0.0541
6/6/97         -0.051
6/13/97       -0.0486
6/20/97       -0.0486
6/27/97       -0.0429
7/4/97        -0.0308
7/11/97       -0.0537
7/18/97       -0.0583
7/25/97       -0.0519
8/1/97        -0.0498
8/8/97        -0.0583
8/15/97       -0.0708
8/22/97       -0.0739
8/29/97       -0.0469
9/5/97        -0.0595
9/12/97       -0.0623
9/19/97       -0.0651
9/26/97       -0.0604
10/3/97       -0.0299
10/10/97      -0.0385
10/17/97      -0.0477
10/24/97      -0.0558
10/31/97      -0.0517
11/7/97       -0.0425
11/14/97      -0.0554
11/21/97       -0.067
11/28/97      -0.0313
12/5/97       -0.0431
12/12/97      -0.0519
12/19/97      -0.0632
12/26/97      -0.0621
1/2/98         -0.009
1/9/98        -0.0211
1/16/98       -0.0012
1/23/98       -0.0431
1/30/98       -0.0358
2/6/98        -0.0364
2/13/98       -0.0474
2/20/98       -0.0466
2/27/98       -0.0446
3/6/98         -0.048
3/13/98       -0.0595
3/20/98       -0.0437
3/27/98       -0.0518
4/3/98        -0.0645
4/10/98       -0.0509
4/17/98        -0.058
4/24/98       -0.0663
5/1/98        -0.0422
5/8/98        -0.0589
5/15/98       -0.0681
5/22/98       -0.0702
5/29/98       -0.0496
6/5/98        -0.0556
6/12/98       -0.0586
6/19/98       -0.0599
6/26/98       -0.0479
7/3/98        -0.0496
7/10/98       -0.0558
7/17/98       -0.0565
7/24/98       -0.0645
7/31/98       -0.0503
8/7/98        -0.0614
8/14/98       -0.0779
8/21/98        -0.075
8/28/98       -0.0448
9/4/98        -0.0448
9/11/98       -0.0379
9/18/98       -0.0326
9/25/98       -0.0367
10/2/98       -0.0379
10/9/98       -0.0249
10/16/98      -0.0228
10/23/98      -0.0117
10/30/98      -0.0091
11/6/98        -0.014
11/13/98      -0.0423
11/20/98      -0.0394
11/27/98      -0.0267
12/4/98       -0.0373
12/11/98      -0.0212
12/18/98      -0.0355
12/25/98      -0.0127
1/1/99        -0.0106
1/8/99        -0.0182
1/15/99       -0.0372
1/22/99       -0.0557
1/29/99       -0.0557
2/5/99        -0.0536
2/12/99       -0.0687
2/19/99       -0.0647
2/26/99       -0.1014
3/5/99        -0.0826
3/12/99       -0.0747
3/19/99       -0.0935
3/26/99        -0.106
4/2/99        -0.0802
4/9/99        -0.0969
4/16/99       -0.1003
4/23/99       -0.0957
4/30/99       -0.0946
5/7/99        -0.0962
5/14/99       -0.0928
5/21/99       -0.1146
5/28/99       -0.1048
6/4/99        -0.1014
6/11/99       -0.0991
6/18/99       -0.0927
6/25/99       -0.1031
7/2/99        -0.0979
7/9/99        -0.0938
7/16/99       -0.1037
7/23/99       -0.0747
7/30/99       -0.0751
8/6/99        -0.0792
8/13/99       -0.0963
8/20/99       -0.0946
8/27/99       -0.0911
9/3/99        -0.1071
9/10/99       -0.0892
9/17/99       -0.1065
9/24/99       -0.0788
10/1/99       -0.0703
10/8/99       -0.0727
10/15/99      -0.1442
10/22/99      -0.1279
10/29/99      -0.1431
11/5/99       -0.1368
11/12/99      -0.1373
11/19/99      -0.1078
11/26/99      -0.1207
12/3/99       -0.1115
12/10/99      -0.1164
12/17/99      -0.1277
12/24/99      -0.1624
12/31/99      -0.1084
1/7/00        -0.0771
1/14/00       -0.0451
1/21/00       -0.1203
1/28/00       -0.1392
2/4/00        -0.0511
2/11/00       -0.0641
2/18/00       -0.0872
2/25/00       -0.0812
3/3/00        -0.0585
3/10/00       -0.0526
3/17/00       -0.0706
3/24/00       -0.1058
3/31/00       -0.1052
4/7/00        -0.0782
4/14/00       -0.0904
4/21/00       -0.0868
4/28/00       -0.0757
5/5/00        -0.0591
5/12/00       -0.0608
5/19/00       -0.0438
5/26/00       -0.0407
6/2/00        -0.0482
6/9/00        -0.0639
6/16/00        -0.067
6/23/00       -0.0678
6/30/00         -0.08
7/7/00        -0.0807
7/14/00       -0.0755
7/21/00       -0.0842
7/28/00       -0.0816
8/4/00        -0.0851
8/11/00       -0.0865
8/18/00       -0.0672
8/25/00       -0.0851
9/1/00        -0.0681
9/8/00        -0.0794
9/15/00       -0.0858
9/22/00       -0.0905
9/29/00       -0.1071
10/6/00       -0.0866
10/13/00      -0.0872
10/20/00      -0.0845
10/27/00      -0.0695
11/3/00       -0.0571
11/10/00      -0.0734
11/17/00      -0.0991
11/24/00      -0.1379
12/1/00       -0.0864
12/8/00       -0.0877
12/15/00      -0.1171
12/22/00      -0.0939
12/29/00      -0.0965
1/5/01        -0.0328
1/12/01        0.0028
1/19/01       -0.0285
1/26/01        -0.036
2/2/01        -0.0414
2/9/01         -0.029
2/16/01       -0.0314
2/23/01       -0.0321
3/2/01         0.0007
3/9/01        -0.0517
3/16/01       -0.0586
3/23/01       -0.0288
3/30/01       -0.0203
4/6/01        -0.0094
4/13/01        0.0117
4/20/01       -0.0229
4/27/01       -0.0088
5/4/01         0.0072
5/11/01       -0.0146
5/18/01        0.0029
5/25/01        -0.016
6/1/01          0.018
6/8/01        -0.0215
6/15/01       -0.0405
6/22/01       -0.0503
6/29/01       -0.0258
7/6/01         0.0064
7/13/01        -0.041
7/20/01        0.0021
7/27/01        0.0308
8/3/01        -0.0175
8/10/01       -0.0473
8/17/01       -0.0282
8/24/01       -0.0221
8/31/01       -0.0475
9/7/01        -0.0007
9/14/01       -0.0007
9/21/01       -0.0173
9/28/01        -0.012
10/5/01        0.0069
10/12/01        0.023
10/19/01       -0.009
10/26/01       0.0275
11/2/01        0.0089
11/9/01        0.0034
11/16/01       0.0178
11/23/01        0.022
11/30/01      -0.0096
12/7/01        0.0138
12/14/01       0.0152
12/21/01        0.043
12/28/01       0.0271
1/4/02         0.0437
1/11/02        0.0323
1/18/02        0.0447
1/25/02        0.0608
2/1/02         0.0754
2/8/02         0.0924
2/15/02        0.0755
2/22/02        0.1158
3/1/02         0.1186
3/8/02         0.0395
3/15/02        0.0437
3/22/02        0.0212
3/29/02        0.0212
4/5/02         0.0246
4/12/02        0.0423
4/19/02        0.0539
4/26/02        0.0312
5/3/02         0.0468
5/10/02        0.0408
5/17/02        0.0434
5/24/02        0.0542
5/31/02        0.0543
6/7/02         0.0704
6/14/02        0.0505
6/21/02        0.0478
6/28/02         0.087
7/5/02         0.0691
7/12/02        0.0545
7/19/02        0.1276
7/26/02        0.1241
8/2/02         0.1051
8/9/02         0.0865
8/16/02        0.1032
8/23/02        0.1103
8/30/02        0.1209
9/6/02         0.1169
9/13/02        0.0972
9/20/02        0.0948
9/27/02        0.0932
10/4/02         0.111
10/11/02       0.1724
10/18/02       0.0412
10/25/02       0.0914
11/1/02        0.0724
11/8/02        0.1039
11/15/02       0.1113
11/22/02        0.055
11/29/02       0.1005
12/6/02        0.1217
12/13/02       0.0917
12/20/02       0.1085
12/27/02       0.1129
1/3/03         0.1149
1/10/03        0.0859
1/17/03        0.1459
1/24/03        0.1461
1/31/03        0.1557
2/7/03         0.1483
2/14/03        0.1544
2/21/03         0.145
2/28/03        0.1285
3/7/03         0.1442
3/14/03        0.1508
3/21/03        0.1146
3/28/03        0.1098
4/4/03         0.1478
4/11/03        0.1382
4/18/03        0.1384
4/25/03        0.1251
5/2/03         0.0749
5/9/03         0.0459
5/16/03        0.0373
5/23/03        0.0371
5/30/03        0.0701
6/6/03         0.0286
6/13/03        0.0336
6/20/03        0.0453
6/27/03        0.0483
7/4/03         0.0605
7/11/03        0.0217
7/18/03         0.009
7/25/03         0.002
8/1/03        -0.0282
8/8/03        -0.0206
8/15/03        -0.023
8/22/03       -0.0148
8/29/03       -0.0019
9/5/03         0.0026
9/12/03       -0.0051
9/19/03       -0.0151
9/26/03       -0.0393
10/3/03       -0.0233
10/10/03      -0.0196
10/17/03      -0.0309
10/24/03       -0.022
10/31/03       0.0314
11/7/03        0.0076
11/14/03       0.0413
11/21/03       0.0882
11/28/03       0.1136
12/5/03        0.1202
12/12/03       0.1321
12/19/03       0.1348
12/26/03       0.1471
1/2/04          0.155
1/9/04         0.1432
1/16/04        0.1418
1/23/04        0.1599
1/30/04        0.1306
2/6/04          0.134
2/13/04        0.1366
2/20/04        0.1633
2/27/04        0.1588
3/5/04         0.1749
3/12/04         0.169
3/19/04        0.1859
3/26/04        0.2086
4/2/04          0.181
4/9/04         0.0637
4/16/04        0.0453
4/23/04        0.0119
4/30/04        0.0107
5/7/04        -0.0108
5/14/04        0.0206
5/21/04        0.0682
5/28/04        0.1405
6/4/04          0.118
6/11/04        0.1393
6/18/04        0.1446
6/25/04        0.1479
7/2/04          0.139
7/9/04         0.1269
7/16/04        0.1148
7/23/04        0.1175
7/30/04        0.0982
8/6/04         0.1063
8/13/04        0.1201
8/20/04        0.1635
8/27/04        0.1613
9/3/04         0.1708
9/10/04        0.1722
9/17/04        0.1653
9/24/04        0.1349
10/1/04        0.1391
10/8/04        0.1691
10/15/04       0.1668
10/22/04       0.1718
10/29/04       0.1626
11/5/04        0.1553
11/12/04       0.1617
11/19/04       0.1706
11/26/04       0.1659
12/3/04         0.098
12/10/04       0.0919
12/17/04       0.1169
12/24/04       0.1499
12/31/04       0.1485
1/7/05         0.1541
1/14/05        0.1296
1/21/05        0.1385
1/28/05        0.1461
2/4/05         0.1303
2/11/05        0.1475
2/18/05        0.1687
2/25/05        0.1578
3/4/05           0.13
3/11/05        0.1076
3/18/05        0.0069
3/25/05       -0.0114
4/1/05         0.0025
4/8/05         0.0214
4/15/05        0.0206
4/22/05        0.0056
4/29/05        0.0449
5/6/05         0.0592
5/13/05        0.0462
5/20/05        0.0477
5/27/05         0.047
6/3/05         0.0546
6/10/05        0.0631
6/17/05        0.0377
6/24/05        0.0456
7/1/05         0.0848
7/8/05         0.1081
7/15/05        0.1289
7/22/05        0.1312
7/29/05        0.1009
8/5/05         0.1136
8/12/05        0.1132
8/19/05        0.1237
8/26/05        0.1152
9/2/05         0.1153
9/9/05         0.1387
9/16/05        0.1465
9/23/05        0.1068
9/30/05        0.0504
10/7/05        0.0924
10/14/05       0.0507
10/21/05       0.0378
10/28/05       0.0252
11/4/05        0.0262
11/11/05       0.0502
11/18/05       0.0698
11/25/05       0.0885
12/2/05        0.0479
12/9/05        0.0603
12/16/05        0.047
12/23/05       0.0461
12/30/05       0.0462
1/6/06         0.0636
1/13/06        0.0542
1/20/06        0.0823
1/27/06        0.0977
2/3/06         0.0877
2/10/06        0.0797
2/17/06        0.0775
2/24/06        0.0689
3/3/06         0.0945
3/10/06        0.0561
3/17/06        0.0425
3/24/06        0.0388
3/31/06        0.0442
4/7/06         0.0384
4/14/06        0.0162
4/21/06        0.0065
4/28/06         0.021
5/5/06         0.0256
5/12/06        0.0355
5/19/06        0.0242
5/26/06        0.0205
6/2/06         0.0244
6/9/06         0.0013
6/16/06         0.014
6/23/06        0.0228
6/30/06        0.0167
7/7/06         0.0073
7/14/06        0.0073
7/21/06        0.0413
7/28/06        0.0605
8/4/06         0.0603
8/11/06         0.074
8/18/06        0.0552
8/25/06        0.0672
9/1/06         0.0869
9/8/06         0.0773
9/15/06        0.0778
9/22/06        0.0616
9/29/06          0.07
10/6/06        0.0924
10/13/06       0.0805
10/20/06       0.0841
10/27/06       0.0695
11/3/06        0.0722
11/10/06        0.071
11/17/06       0.0739
11/24/06       0.0843
12/1/06        0.0601
12/8/06         0.077
12/15/06       0.0785
12/22/06       0.0789
12/29/06       0.0835
1/5/07         0.0842
1/12/07        0.1124
1/19/07        0.1108
1/26/07        0.1283
2/2/07         0.1076
2/9/07         0.1283
2/16/07        0.0955
2/23/07        0.1051
3/2/07         0.0724
3/9/07         0.0751
3/16/07        0.0679
3/23/07        0.1049
3/30/07        0.1061
4/5/07         0.1342
4/13/07        0.1107
4/20/07        0.1115
4/27/07        0.1005
5/4/07         0.0777
5/11/07        0.0415
5/18/07        0.0523
5/25/07        0.0594
6/1/07         0.0726
6/8/07         0.0618
6/15/07        0.0896
6/22/07        0.0967
6/29/07        0.0761
7/6/07         0.0543
7/13/07        0.0388
7/20/07        0.0385
7/27/07        0.0836
8/3/07         0.0789
8/10/07        0.0406
8/17/07       -0.0186
8/24/07        0.0227
8/31/07       -0.0042
9/7/07         0.0119
9/14/07        0.0351
9/21/07        0.0527
9/28/07        0.0352
10/5/07        0.0466
10/12/07      -0.0147
10/19/07      -0.0333
10/26/07       -0.012
11/2/07       -0.0401
11/9/07        -0.084
11/16/07      -0.0359
11/23/07      -0.0448
11/30/07      -0.0342
12/7/07        -0.041
12/14/07      -0.0496
12/21/07      -0.0189
12/28/07       -0.031
1/4/08        -0.0063
1/11/08       -0.0195
1/18/08       -0.0078
1/25/08        0.0804
2/1/08        -0.0115
2/8/08         0.0016
2/15/08       -0.0508
2/22/08       -0.0345
2/29/08       -0.0491
3/7/08        -0.0076
3/14/08       -0.0617
3/20/08       -0.0411
3/28/08       -0.0564
4/4/08        -0.0664
4/11/08       -0.0675
4/18/08       -0.0617
4/25/08        0.0054
5/2/08         -0.015
5/9/08        -0.0279
5/16/08        0.0088
5/23/08        0.0329
5/30/08         0.052
6/6/08         0.0422
6/13/08        0.0287
6/20/08        0.0439
6/27/08       -0.0048
6/30/08        0.0156

THE FUND'S PREFERRED SECURITIES PORTFOLIO AND COMPONENTS OF TOTAL RETURN ON NAV

     The table below reflects the performance of each investment category used by the Fund to achieve its objective, namely: (a) investing in a portfolio of securities; (b) hedging that portfolio of securities against significant increases in long-term U.S. Treasury interest rates; and (c) using leverage to enhance returns to common stock shareholders. The table then adjusts for the impact of the Fund's expenses to arrive at a total return on NAV (which factors in all of these items).

                    COMPONENTS OF PFD'S TOTAL RETURN ON NAV
                       FOR SIX MONTHS ENDED MAY 31, 2008

Total Return on Unleveraged Securities Portfolio
   (including principal and income)..............  (4.41)%
Return from Interest Rate Hedging Strategy.......   0.01%
Impact of Leverage...............................  (4.24)%
Expenses.........................................  (0.98)%
                                                   -----
   TOTAL RETURN ON NAV...........................  (9.62)%
                                                   =====

     While the Fund's strategy of using leverage continues to provide Common Stock shareholders with additional income, this strategy does amplify changes in principal -- both positively and negatively. Consequently, for the six months ended May 31, 2008, leverage, in effect, doubled the losses suffered in the portfolio.

STRUCTURE OF PREFERRED SECURITIES MARKET

     As indicated in the shareholder letter, the preferred securities market is dominated by financial issuers such as banks, insurance companies and broker-dealers. The following chart illustrates the various types of issuers of preferred securities using market information maintained by the Fund's adviser, Flaherty & Crumrine Incorporated

               PREFERRED MARKET INDUSTRY BREAKDOWN AS PERCENTAGE
                   OF TOTAL $436 BILLION OUTSTANDING 7/1/2008

                                  (PIE CHART)

Bank                     51
Finance                  15
Insurance                12
Utility                   4
REIT                      5
Energy                    1
Communications            2
U.S. Government Agency    7
Miscellaneous             3

SPECIAL SHAREHOLDERS MEETING AND LEVERAGE

     The Fund has leveraged the returns to common stock shareholders through the issuance of Auction Preferred Stock ("APS"). APS pay dividends which are reset periodically through a Dutch auction process. In the past, rates paid on APS have correlated well with short-term market benchmarks, and have been well below what the Fund earned on its investments. This positive "spread" between the Fund's investments and the cost of the APS is passed on to common stock shareholders as additional income.

     The APS issued by the Fund are highly rated by the rating agencies: Aa1 by Moody's and AAA by Fitch. In order to maintain these ratings, the Fund maintains sufficient asset coverage relative to the APS and any other liabilities of the Fund at all times. Further, under the Investment Company Act of 1940 (the "1940 Act"), the market value of the assets of the Fund must exceed the amount of APS outstanding by at least two times.

     In February, the entire auction-rate securities market collapsed, as there were not sufficient buyers to reach a clearing level in the auctions. Under the terms of the APS, the Fund must pay dividends according to a maximum rate formula if the auction does not find a clearing level. Maximum rates on the APS are high relative to the short-term benchmarks to which they are often compared. However, they are currently lower than the rates paid by the Fund in late 2007, primarily due to the easing of monetary policy by the Federal Reserve that led all short-term interest rates lower.

     While the Fund is not obligated to redeem the APS by their terms and may continue to pay maximum rates, continuous failed auctions over a long period of time may not be in the best interest of the Fund or either the holders of the APS or the common stock of the Funds.

     With this in mind, the Board of Directors and Fund management began evaluating refinancing options. In May 2008, the Fund held a special shareholders meeting which approved changes to the Fund's investment policies and advisory agreement, which are intended to give the Fund greater flexibility in responding to the turbulence in the auction market that sets the rates paid on the APS. As a result of these changes, the Fund now has the option of using borrowing or other debt financing as a means of leverage.

     Since the shareholders meeting, the combination of financing availability, asset coverage and rating agency considerations has so far prevented the Fund from refinancing its leverage. The Fund continues to evaluate liquidity solutions that could enable it to redeem some or all of the APS consistent with the interests of all Fund shareholders; however, it is not certain when, or if, those liquidity solutions will be available to APS holders.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                        MAY 31, 2008 (UNAUDITED)

FUND STATISTICS ON 5/31/08

Net Asset Value                   $     11.15
Market Price                      $     11.73
Premium                                  5.20%
Yield on Market Price                    7.93%
Common Stock Shares Outstanding    10,550,676

MOODY'S RATINGS           % OF PORTFOLIO
---------------           --------------
AA                              5.1%
A                              25.2%
BBB                            42.6%
BB                             21.1%
Below "BB"                      0.3%
Not Rated                       5.7%
                               ----
Below Investment Grade*        17.7%

*    BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

                                  (PIE CHART)

Banking              35
Utilities            27
Financial Services   14
Insurance            14
Energy                6
REITs                 1
Other                 2

TOP 10 HOLDINGS BY ISSUER   % OF PORTFOLIO
-------------------------   --------------
Interstate Power & Light          5.5%
Merrill Lynch                     4.5%
Banco Santander                   4.0%
Liberty Mutual Group              4.0%
FBOP Corp                         3.5%
National City                     3.4%
SLM Corp                          3.1%
Midamerican Energy                2.5%
PNC Financial Services            2.5%
Citigroup                         2.4%

                                                                % OF PORTFOLIO**
                                                                ----------------
Holdings Generating Qualified Dividend Income (QDI) for
   Individuals                                                         63%
Holdings Generating Income Eligible for the Corporate
   Dividends Received Deduction (DRD)                                  56%

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                             VALUE
------------                                                                                         ------------
PREFERRED SECURITIES -- 96.1%
               BANKING -- 35.0%
  $3,000,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B .................................   $  3,139,800
               Banco Santander:
      25,000      Adj. Rate Pfd. .................................................................        444,250**(1)
     285,900      6.50% Pfd. .....................................................................      6,093,244**(1)
      63,200      6.80% Pfd. .....................................................................      1,445,700**(1)
      88,000   Bank of America Corporation, 8.20% Pfd., Series H .................................      2,191,200*
      25,000   Barclays Bank PLC, 8.125% Pfd., Series 5 ..........................................        629,250**(1)
  $2,500,000   Capital One Capital III, 7.686% 08/15/36 ..........................................      2,083,000
  $5,210,000   CBG Florida REIT Corporation, 7.114%, 144A**** ....................................      2,139,747
               Citigroup, Inc.:
     155,000      8.125% Pfd., Series AA .........................................................      3,816,875*
      35,000      8.50% Pfd., Series F ...........................................................        871,500*
      19,648   Citizens Funding Trust I, 7.50% Pfd. 09/15/66 .....................................        320,704
      50,000   Cobank, ACB, 7.00% Pfd., 144A**** .................................................      2,205,000*
  $4,400,000   Comerica Capital Trust II, 6.576% 02/20/37 ........................................      3,022,360
       9,000   FBOP Corporation, Adj. Rate Pfd., 144A**** ........................................      6,885,000*
  $2,250,000   First Hawaiian Capital I, 8.343% 07/01/27, Series B ...............................      2,166,525(1)
  $1,500,000   First Union Capital II, 7.95% 11/15/29 ............................................      1,451,761
  $  550,000   HBOS PLC, 6.657%, 144A**** ........................................................        427,790**(1)
       4,400   HSBC Series II, Variable Inverse Pfd., Pvt. .......................................      1,834,800*
       2,500   HSBC USA, Inc., $2.8575 Pfd. ......................................................        107,400*
  $3,200,000   JPMorgan Chase & Co., 7.90%, Series I .............................................      3,155,520*
      40,000   Keycorp Capital IX, 6.75% Pfd. 12/15/66 ...........................................        805,700
     274,200   National City Corporation, 9.875% Pfd. ............................................      6,183,210*
      31,500   PFGI Capital Corporation, 7.75% Pfd. ..............................................        604,485
  $3,200,000   PNC Financial Services, 8.25%, Series K ...........................................      3,180,800*
  $1,750,000   PNC Preferred Funding Trust III, 8.70%, 144A**** ..................................      1,752,450
  $1,500,000   Regions Financing Trust II, 6.625% 05/15/47 .......................................      1,075,800
          10   Roslyn Real Estate, 8.95% Pfd., Series C, 144A**** ................................        939,493
      88,480   Sovereign Bancorp, 7.30% Pfd., Series C ...........................................      1,791,720*
      30,600   Sovereign Capital Trust V, 7.75% Pfd. 05/22/36 ....................................        662,873(2)
  $1,600,000   Sovereign Capital Trust VI, 7.908% 06/13/36 .......................................      1,305,760
      60,500   U.S. Bancorp, 7.875% Pfd., Series D ...............................................      1,560,900*
               U.S. Bancorp, Auction Pass-Through Trust, Cl. B:
          11      Series 2006-5, Variable Rate Pfd., 144A**** ....................................              0*+
          11      Series 2006-6, Variable Rate Pfd., 144A**** ....................................              0*+
      75,000   Wachovia Corporation, 8.00% Pfd., Series J ........................................      1,859,250*

    The accompanying notes are an integral part of the financial statements.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                             VALUE
------------                                                                                         ------------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
  $1,000,000   Washington Mutual Preferred Funding IV, 9.75%, 144A**** ...........................   $    869,400
  $1,600,000   Webster Capital Trust IV, 7.65% 06/15/37 ..........................................      1,077,280
  $1,000,000   Wells Fargo Capital XIII, 7.70% ...................................................      1,002,200
                                                                                                     ------------
                                                                                                       69,102,747
                                                                                                     ------------
               FINANCIAL SERVICES -- 13.6%
     291,500   CIT Group, Inc., 6.35% Pfd., Series A .............................................      3,994,279*
      25,000   Countrywide Capital IV, 6.75% Pfd. ................................................        464,813(2)
      50,300   Countrywide Capital V, 7.00% Pfd. 11/01/36 ........................................        911,688(2)
       1,250   First Republic Preferred Capital Corporation, 10.50% Pfd., 144A**** ...............      1,363,363
      22,500   First Republic Preferred Capital Corporation II, 8.75% Pfd., Series B, 144A**** ...        571,725
               Goldman Sachs:
     105,900      Adj. Rate Pfd., Series D .......................................................      2,124,619*
      20,200      Cabco Trust Capital I, Adj. Rate Pfd. 02/15/34 .................................        361,707
          11      Pass-Through Certificates, Class B, 144A**** ...................................        387,200*+
       2,500      STRIPES Custodial Receipts, Pvt. ...............................................        957,500*
               Lehman Brothers Holdings, Inc.:
      15,000      5.67% Pfd., Series D ...........................................................        517,500*
      10,000      5.94% Pfd., Series C ...........................................................        360,300*
      67,500      7.95% Pfd. .....................................................................      1,552,500*
               Merrill Lynch:
     108,000      Adj. Rate Pfd., Series 5 .......................................................      1,724,630*
       3,000      Series II STRIPES Custodial Receipts, Pvt. .....................................             30*+
     200,000      6.25% Pfd. .....................................................................      4,088,000*
      53,700      6.70% Pfd. .....................................................................      1,232,952*
               SLM Corporation:
       9,000      Adj. Rate Pfd., Series B .......................................................        520,313*
     136,855      6.97% Pfd., Series A ...........................................................      5,628,846*
                                                                                                     ------------
                                                                                                       26,761,965
                                                                                                     ------------
               INSURANCE -- 11.8%
  $1,000,000   AMBAC Financial Group, Inc., 6.15% 02/15/37 .......................................        328,500
  $3,750,000   AON Capital Trust A, 8.205% 01/01/27 ..............................................      3,596,625
               Arch Capital Group Ltd.:
      10,000      7.875% Pfd., Series B ..........................................................        247,188**(1)
      36,300      8.00% Pfd., Series A ...........................................................        913,036**(1)

    The accompanying notes are an integral part of the financial statements.

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                             VALUE
------------                                                                                         ------------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
      30,900   Axis Capital Holdings, 7.50% Pfd., Series B .......................................   $  2,758,752(1)
      90,600   Delphi Financial Group, 7.376% Pfd. 05/15/37 ......................................      1,843,148
  $2,500,000   Everest Re Holdings, 6.60% 05/15/37 ...............................................      1,992,250
               Liberty Mutual Group:
  $4,500,000      7.80% 03/15/37, 144A**** .......................................................      3,542,850
  $  500,000      10.75% 06/15/58, 144A**** ......................................................        496,300
  $  500,000   MetLife Capital Trust X, 9.25% 04/08/38, 144A**** .................................        553,800
      50,000   MetLife, Inc., 6.50% Pfd., Series B ...............................................      1,129,690*
  $2,000,000   PartnerRe Finance II, 6.44% 12/01/66 ..............................................      1,648,800(1)
               Renaissancere Holdings Ltd.:
      44,650      6.08% Pfd., Series C ...........................................................        851,476**(1)
      94,300      6.60% Pfd., Series D ...........................................................      1,972,756**(1)
       2,100      7.30% Pfd., Series B ...........................................................         48,032**(1)
     119,500   Scottish Re Group Ltd., 7.25% Pfd. ................................................        634,844**(1)+
  $  750,000   USF&G Capital, 8.312% 07/01/46, 144A**** ..........................................        796,500
                                                                                                     ------------
                                                                                                       23,354,547
                                                                                                     ------------
               UTILITIES -- 26.7%
               Alabama Power Company:
         300      4.52% Pfd. .....................................................................         22,167*
       5,734      4.72% Pfd. .....................................................................        442,435*
       5,000   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 .........................        495,100*
     115,000   Calenergy Capital Trust III, 6.50% Pfd. 09/01/27 ..................................       5,034,700
         900   Central Hudson Gas & Electric Corporation, 4.96% Pfd., Series E, Pvt. .............         75,753*
       5,560   Central Vermont Public Service Corporation, 8.30% Sinking Fund Pfd., Pvt. .........        572,791*
               Connecticut Light & Power Company:
      34,300      5.28% Pfd., Series 1967 ........................................................      1,470,098*
       1,905      6.56% Pfd., Series 1968 ........................................................         93,135*
       2,100   Consolidated Edison Company of New York, 4.65% Pfd., Series C .....................        169,806*
  $  500,000   Dominion Resources, Inc., 7.50% ...................................................        466,350
               Duquesne Light Company:
       7,675      4.10% Pfd. .....................................................................        254,657*
       9,190      4.15% Pfd. .....................................................................        308,600*
         910      4.20% Pfd. .....................................................................         30,931*
       5,490      $2.10 Pfd., Series A ...........................................................        186,605*

    The accompanying notes are an integral part of the financial statements.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                             VALUE
------------                                                                                         ------------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
     100,000   Entergy Arkansas, Inc., 6.45% Pfd. ................................................   $  2,402,000*
      46,000   Entergy Louisiana, Inc., 6.95% Pfd. ...............................................      4,525,020*
       5,000   Entergy Mississippi, Inc., 4.92% Pfd. .............................................        420,400*
      18,535   Florida Power Company, 4.75% Pfd. .................................................      1,525,801*
               Georgia Power Company:
      13,100      6.125% Pfd. ....................................................................        324,094*
       5,500      6.50% Pfd., Series 07-A ........................................................        540,540*
       2,010   Great Plains Energy, Inc., 4.50% Pfd. .............................................        160,679*
      50,000   Hawaiian Electric Company, Inc., 5.25% Pfd., Series H, Pvt. .......................        873,440*
      32,650   Indianapolis Power & Light Company, 5.65% Pfd. ....................................      2,790,269*
     384,000   Interstate Power & Light Company, 8.375% Pfd., Series B ...........................     10,859,520*
               Pacific Enterprises:
      27,430      $4.50 Pfd. .....................................................................      2,138,991*
      10,000      $4.75 Pfd., Series 53 ..........................................................        823,100*
       1,095   PacifiCorp, 5.40% Pfd. ............................................................        111,099*
  $  500,000   PECO Energy Capital Trust III, 7.38% 04/06/28, Series D ...........................        487,500
       5,000   PPL Electric Utilities Corporation, 6.75% Pfd. ....................................        516,000*
  $2,975,000   Puget Sound Energy, Inc., 6.974% 06/01/67 .........................................      2,575,755
      77,000   San Diego Gas & Electric Company, $1.70 Pfd. ......................................      2,021,250*
               South Carolina Electric & Gas Company:
      24,456      5.125% Purchase Fund Pfd., Pvt. ................................................      1,259,239*
       6,703      6.00% Purchase Fund Pfd., Pvt. .................................................        341,853*
      10,000   Southern California Edison, 6.00% Pfd., Series C ..................................        905,200*
               Southern Union Company:
  $  600,000      7.20% 11/01/66 .................................................................        499,440
      15,775      7.55% Pfd. .....................................................................        401,277*
  $  750,000   TXU Electric Capital V, 8.175% 01/30/37 ...........................................        612,450
               Union Electric Company:
      14,150      4.56% Pfd. .....................................................................      1,074,268*
      18,800      $7.64 Pfd. .....................................................................      1,852,740*
      12,500   Virginia Electric & Power Company, $7.05 Pfd. .....................................      1,266,798*
  $1,900,000   Wisconsin Energy Corporation, 6.25% 05/15/67 ......................................      1,654,520
      10,000   Xcel Energy, Inc., 7.60% Pfd. .....................................................        253,125
                                                                                                     ------------
                                                                                                       52,839,496
                                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                             VALUE
------------                                                                                         ------------
PREFERRED SECURITIES -- (CONTINUED)
               ENERGY -- 5.6%
  $4,500,000   Enbridge Energy Partners LP, 8.05% 10/01/37 .......................................   $  4,240,656
  $2,600,000   Enterprise Products Partners, 7.034% 01/15/68 .....................................      2,272,002
       3,500   Kinder Morgan GP, Inc., 8.33% Pfd., 144A**** ......................................      3,564,540*
      10,000   Lasmo America Limited, 8.15% Pfd., 144A**** .......................................      1,020,000*(1)
                                                                                                     ------------
                                                                                                       11,097,198
                                                                                                     ------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 0.9%
      40,000   Duke Realty Corporation, 8.375% Pfd., Series O ....................................      1,004,800
      30,000   PS Business Parks, Inc., 7.375% Pfd., Series O ....................................        679,875(2)
       5,600   Public Storage, Inc., 6.625% Pfd., Series M .......................................        122,675
                                                                                                     ------------
                                                                                                        1,807,350
                                                                                                     ------------
               MISCELLANEOUS INDUSTRIES -- 2.4%
      13,600   E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B .........................      1,101,872*
      40,000   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ...............................      3,570,800*
                                                                                                     ------------
                                                                                                        4,672,672
                                                                                                     ------------
               U.S. GOVERNMENT AGENCY -- 0.1%
       8,000   Fannie Mae, 8.25% Pfd. ............................................................        196,000*
                                                                                                     ------------
                                                                                                          196,000
                                                                                                     ------------
               TOTAL PREFERRED SECURITIES
                  (Cost $218,280,870) ............................................................    189,831,975
                                                                                                     ------------
CORPORATE DEBT SECURITIES -- 2.1%
               INSURANCE -- 1.9%
  $4,729,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** ...............................      3,811,101
                                                                                                     ------------
                                                                                                        3,811,101
                                                                                                     ------------
               ENERGY -- 0.2%
      11,300   Nexen, Inc., 7.35% Subordinated Notes .............................................        278,616(1)
                                                                                                     ------------
                                                                                                          278,616
                                                                                                     ------------
               TOTAL CORPORATE DEBT SECURITIES
                  (Cost $4,938,670) ..............................................................      4,089,717
                                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                             VALUE
------------                                                                                         ------------
OPTION CONTRACTS -- 0.3%
         385   September Put Options on September U.S. Treasury Bond Futures,
                  Expiring 08/23/08 ..............................................................   $    673,750+
                                                                                                     ------------
               TOTAL OPTION CONTRACTS
                  (Cost $404,909) ................................................................        673,750
                                                                                                     ------------
MONEY MARKET FUND -- 1.5%
   3,008,283   BlackRock Provident Institutional, TempFund .......................................      3,008,283
                                                                                                     ------------
               TOTAL MONEY MARKET FUND
                  (Cost $3,008,283) ..............................................................      3,008,283
                                                                                                     ------------
SECURITIES LENDING COLLATERAL -- 1.2%
   2,443,550   BlackRock Institutional Money Market Trust ........................................      2,443,550
                                                                                                     ------------
               TOTAL SECURITIES LENDING COLLATERAL
                  (Cost $2,443,550) ..............................................................      2,443,550
                                                                                                     ------------
TOTAL INVESTMENTS (Cost $229,076,282***) ...............................................    101.2%    200,047,275
OTHER ASSETS AND LIABILITIES (Net) .....................................................     (1.2)%    (2,423,790)
                                                                                            -----    ------------
TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK ...............................    100.0%++ $197,623,485
                                                                                            -----    ------------
AUCTION PREFERRED STOCK (APS) REDEMPTION VALUE ...................................................    (80,000,000)
                                                                                                     ------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .......................................................   $117,623,485
                                                                                                     ============

----------

* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**   Securities distributing Qualified Dividend Income only.

***  Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1)  Foreign Issuer.


(2)  All or a portion of the security is on loan.

+    Non-income producing.

++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

     ABBREVIATIONS:

PFD. -- Preferred Securities

PVT. -- Private Placement Securities

    The accompanying notes are an integral part of the financial statements.

Flaherty & Crumrine Preferred Income Fund Incorporated
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008 (UNAUDITED)

ASSETS:
   Investments, at value (Cost $229,076,282) including
      $2,351,680 of securities on loan ..................................                  $200,047,275
   Receivable for investments sold ......................................                       323,123
   Dividends and interest receivable ....................................                     1,939,808
   Prepaid expenses .....................................................                        73,116
                                                                                           ------------
         Total Assets ...................................................                   202,383,322
LIABILITIES:
   Payable for securities lending collateral ............................   $  2,443,550
   Payable for investments purchased ....................................      1,211,850
   Dividends payable to Common Stock Shareholders .......................         90,033
   Investment advisory fee payable ......................................         95,284
   Administration, Transfer Agent and Custodian fees payable ............         43,275
   Professional fees payable ............................................        135,167
   Directors' fees payable ..............................................          3,582
   Accrued expenses and other payables ..................................         81,106
   Accumulated undeclared distributions to Auction Preferred Stock
      Shareholders ......................................................        655,990
                                                                            ------------
         Total Liabilities ..............................................                     4,759,837
                                                                                           ------------
AUCTION PREFERRED STOCK (800 SHARES OUTSTANDING)
   REDEMPTION VALUE .....................................................                    80,000,000
                                                                                           ------------
NET ASSETS AVAILABLE TO COMMON STOCK ....................................                  $117,623,485
                                                                                           ============
NET ASSETS AVAILABLE TO COMMON STOCK consist of:
   Distributions in excess of net investment income .....................                  $ (1,545,645)
   Accumulated net realized loss on investments sold ....................                    (4,118,135)
   Unrealized depreciation of investments ...............................                   (29,029,007)
   Par value of Common Stock ............................................                       105,507
   Paid-in capital in excess of par value of Common Stock ...............                   152,210,765
                                                                                           ------------
         Total Net Assets Available to Common Stock .....................                  $117,623,485
                                                                                           ============
NET ASSET VALUE PER SHARE OF COMMON STOCK:
   Common Stock (10,550,676 shares outstanding) .........................                  $      11.15
                                                                                           ============


    The accompanying notes are an integral part of the financial statements.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                         STATEMENT OF OPERATIONS
                               FOR THE SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Dividends+  ..........................................................                  $  5,787,959
   Interest .............................................................                     2,406,863
                                                                                           ------------
      Total Investment Income ...........................................                     8,194,822
EXPENSES:
   Investment advisory fee ..............................................   $    579,627
   Administrator's fee ..................................................        103,200
   Auction Preferred Stock broker commissions and auction agent fees ....        103,673
   Professional fees ....................................................        143,708
   Insurance expense ....................................................         74,548
   Transfer Agent fees ..................................................         57,768
   Directors' fees ......................................................         39,345
   Custodian fees .......................................................         13,202
   Compliance fees ......................................................         19,802
   Other ................................................................        101,217
                                                                            ------------
      Total Expenses ....................................................                     1,236,090
                                                                                           ------------
NET INVESTMENT INCOME ...................................................                     6,958,732
                                                                                           ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized gain/(loss) on investments sold during the period .......                      (677,740)
   Net realized gain/(loss) from written options during the period ......                       (72,444)
   Change in net unrealized appreciation/depreciation of investments ....                   (16,651,843)
                                                                                           ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .........................                   (17,402,027)
                                                                                           ------------
DISTRIBUTIONS TO AUCTION PREFERRED STOCK SHAREHOLDERS:
   From net investment income (including changes in accumulated
      undeclared distributions) .........................................                    (2,463,282)
                                                                                           ------------
NET DECREASE IN NET ASSETS TO COMMON STOCK RESULTING FROM OPERATIONS ....                  $(12,906,577)
                                                                                           ============

----------
+ For Federal income tax purposes, a significant portion of this amount may not qualify for the inter-corporate dividends received deduction ("DRD") or as qualified dividend income ("QDI") for individuals.

    The accompanying notes are an integral part of the financial statements.

Flaherty & Crumrine Preferred Income Fund Incorporated
STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK

                                                                            SIX MONTHS ENDED
                                                                              MAY 31, 2008         YEAR ENDED
                                                                               (UNAUDITED)     NOVEMBER 30, 2007
                                                                            ----------------   -----------------
OPERATIONS:
   Net investment income ................................................     $  6,958,732        $ 14,206,088
   Net realized loss on investments sold during the period ..............         (750,184)         (2,175,890)
   Change in net unrealized depreciation of investments .................      (16,651,843)        (28,285,941)
   Distributions to APS* Shareholders from net investment income,
      including changes in accumulated undeclared distributions .........       (2,463,282)         (3,924,462)
                                                                              ------------        ------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................      (12,906,577)        (20,180,205)
DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock
      Shareholders(1) ...................................................       (5,085,002)        (10,848,863)
                                                                              ------------        ------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .....................       (5,085,002)        (10,848,863)
FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment and Cash
      Purchase Plan .....................................................           60,549           1,108,498
                                                                              ------------        ------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING FROM
      FUND SHARE TRANSACTIONS ...........................................           60,549           1,108,498
                                                                              ------------        ------------
NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE PERIOD .....     $(17,931,030)       $(29,920,570)
                                                                              ============        ============
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period ..................................................     $135,554,515        $165,475,085
   Net decrease in net assets during the period .........................      (17,931,030)        (29,920,570)
                                                                              ------------        ------------
   End of period (including distributions in excess of net investment
      income of ($1,545,645) and ($956,093), respectively) ..............     $117,623,485        $135,554,515
                                                                              ============        ============

----------
* Auction Preferred Stock (formerly known as Money Market Cumulative Preferred(TM) Stock).

(1)  May include income earned, but not paid out, in prior fiscal year.

    The accompanying notes are an integral part of the financial statements.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                            FINANCIAL HIGHLIGHTS
                    FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                         SIX MONTHS ENDED                    YEAR ENDED NOVEMBER 30,
                                                           MAY 31, 2008     --------------------------------------------------------
                                                            (UNAUDITED)       2007        2006         2005       2004        2003
                                                         ----------------   --------   -----------   --------   --------   ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .................     $  12.85         $  15.80    $  15.26     $  15.49   $  15.85   $  13.63
                                                           --------         --------    --------     --------   --------   --------
INVESTMENT OPERATIONS:
Net investment income ................................         0.66             1.35        1.29         1.22       1.24       1.28
Net realized and unrealized gain/(loss) on
   investments .......................................        (1.65)           (2.90)       0.62        (0.07)     (0.31)      2.27
DISTRIBUTIONS TO APS* SHAREHOLDERS:
From net investment income ...........................        (0.23)           (0.37)      (0.32)       (0.21)     (0.11)     (0.10)
                                                           --------         --------    --------     --------   --------   --------
Total from investment operations .....................        (1.22)           (1.92)       1.59         0.94       0.82       3.45
                                                           --------         --------    --------     --------   --------   --------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income ...........................        (0.48)           (1.03)      (1.05)       (1.17)     (1.18)     (1.23)
                                                           --------         --------    --------     --------   --------   --------
Total distributions to Common Stock Shareholders .....        (0.48)           (1.03)      (1.05)       (1.17)     (1.18)     (1.23)
                                                           --------         --------    --------     --------   --------   --------
Net asset value, end of period .......................     $  11.15         $  12.85    $  15.80     $  15.26   $  15.49   $  15.85
                                                           ========         ========    ========     ========   ========   ========
Market value, end of period ..........................     $  11.73         $  12.41    $  16.98     $  16.44   $  17.42   $  17.65
Total investment return based on net asset value** ...        (9.57%)****     (12.90%)     10.74%        5.78%      4.73%     25.87%
Total investment return based on market value** ......        (1.49%)****     (21.73%)     10.47%        1.33%      5.76%     27.35%
RATIOS TO AVERAGE NET ASSETS AVAILABLE
   TO COMMON STOCK SHAREHOLDERS:
   Total net assets, end of period (in 000's) ........     $117,623         $135,555    $165,475     $158,277   $159,101   $160,924
   Operating expenses ................................         1.96%***         1.49%       1.49%        1.48%      1.48%      1.51%
   Net investment income+ ............................         7.11%***         6.57%       6.39%        6.38%      7.14%      7.84%
SUPPLEMENTAL DATA:++
   Portfolio turnover rate ...........................           44%****          59%         71%          54%        27%        28%
   Total net assets available to Common and Preferred
      Stock, end of period (in 000's) ................     $197,623         $215,555    $245,475     $238,277   $239,101   $240,992
   Ratio of operating expenses to total average
      net assets available to Common and Preferred
      Stock ..........................................         1.19%***         0.99%       0.99%        0.99%      0.99%      0.99%


* Auction Preferred Stock (formerly known as Money Market Cumulative Preferred(TM) Stock).

** Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment and Cash Purchase Plan.

***  Annualized.

**** Not Annualized.

+ The net investment income ratios reflect income net of operating expenses and payments to APS* Shareholders.

++   Information presented under heading Supplemental Data includes APS*.

    The accompanying notes are an integral part of the financial statements.

Flaherty & Crumrine Preferred Income Fund Incorporated
FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE OF COMMON STOCK (UNAUDITED)

                           TOTAL                                   DIVIDEND
                         DIVIDENDS   NET ASSET        NYSE       REINVESTMENT
                            PAID       VALUE     CLOSING PRICE     PRICE (1)
                         ---------   ---------   -------------   ------------
December 31, 2007 ....    $0.0860     $12.29         $11.70         $12.17
January 31, 2008 .....     0.0860      12.93          12.82          12.92
February 29, 2008 ....     0.0775      12.62          12.00          12.03
March 31, 2008 .......     0.0775      11.03          10.18          10.44
April 30, 2008 .......     0.0775      11.37          11.03          11.23
May 31, 2008 .........     0.0775      11.15          11.73          11.15

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

    The accompanying notes are an integral part of the financial statements.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)

     The table below sets out information with respect to Auction Preferred Stock currently outstanding.

                                               INVOLUNTARY
                                  ASSET        LIQUIDATION
              TOTAL SHARES       COVERAGE      PREFERENCE
   DATE     OUTSTANDING (1)   PER SHARE (2)   PER SHARE (3)
---------   ---------------   -------------   -------------
05/31/08*         800           $247,849        $100,000
11/30/07          800            270,586         100,000
11/30/06          800            307,433         100,000
11/30/05          800            298,367         100,000
11/30/04          800            299,078         100,000
11/30/03          800            301,240         100,000

----------
(1)  See note 6.

(2) Calculated by subtracting the Fund's total liabilities (excluding the APS and accumulated undeclared distributions to APS) from the Fund's total assets and dividing that amount by the number of APS shares outstanding.

(3)  Excludes accumulated undeclared dividends.

*    Unaudited.

    The accompanying notes are an integral part of the financial statements.

Flaherty & Crumrine Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

     Flaherty & Crumrine Preferred Income Fund Incorporated (the "Fund") was incorporated as a Maryland corporation on September 28, 1990, and commenced operations on January 31, 1991 as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objective is to provide its common shareholders with high current income consistent with the preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements is in conformity with U.S. generally accepted accounting principles ("US GAAP") and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's Administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets available to Common Stock by the number of shares of Common Stock outstanding. The value of the Fund's net assets available to Common Stock is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities and (ii) the aggregate liquidation value of the outstanding Auction Preferred Stock ("APS").

     The Fund's preferred and debt securities are valued on the basis of current market quotations provided by independent pricing services or dealers approved by the Board of Directors of the Fund. Each quotation is based on the mean of the bid and asked prices of a security. In determining the value of a particular preferred or debt security, a pricing service or dealer may use information with respect to transactions in such investments, quotations, market transactions in comparable investments, various relationships observed in the market between investments, and/or calculated yield measures based on valuation technology commonly employed in the market for such investments. Common stocks that are traded on stock exchanges are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available mean price. Futures contracts and option contracts on futures contracts are valued on the basis of the settlement price for such contracts on the primary exchange on which they trade. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon ("swaptions"), are valued using prices supplied by a pricing service, or if such prices are unavailable, prices provided by a single broker or dealer that is not the counterparty or, if no such prices are available, at a price at which the counterparty to the contract would repurchase the instrument or terminate the contract. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     Investments in money market instruments and all debt and preferred securities which mature in 60 days or less are valued at amortized cost. Investments in money market funds are valued at the net asset value of such funds.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted SFAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of May 31, 2008 is as follows:

                                                                     OTHER FINANCIAL
                                                                       INSTRUMENTS
                                                     INVESTMENTS       (UNREALIZED
                                                    IN SECURITIES    APPRECIATION/
VALUATION INPUTS                                   (MARKET VALUE)    DEPRECIATION)*
----------------                                   --------------   ----------------
Level 1 - Quoted Prices - Investments...........    $ 52,987,374           $--
Level 2 - Other Significant Observable Inputs...     144,616,351            --
Level 3 - Significant Unobservable Inputs.......              --            --
                                                    ------------           ---
Total...........................................    $197,603,725           $--
                                                    ============           ===

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment. As of May 31, 2008 the Fund does not have any other financial instruments.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis. The Fund also amortizes premiums and accretes discounts on fixed income securities using the effective yield method.

     OPTIONS: Purchases of options are recorded as an investment, the value of which is marked-to-market at each valuation date. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

Flaherty & Crumrine Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, the Fund realizes a gain equal to the amount of the premium originally received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise.

     The risk in writing a call option is that the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's investment adviser reviews and approves the eligibility of the banks and dealers with which the Fund may enter into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no federal income tax provision is required.

     In June 2006, the FASB issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 became effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of May 31, 2008, the Fund has evaluated the adoption of FIN 48 and determined that there is no material impact on the financial statements.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to shareholders of Common Stock ("Shareholders"). Distributions to Shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to Shareholders at least annually. Any net realized long-term capital gains may be distributed to Shareholders at least

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the capital gains corporate tax rate. Subject to the Fund qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term capital gains may be used by the Fund's Shareholders as a credit against their own tax liabilities. The Fund may pay distributions in excess of the Fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the Fund's assets.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from US GAAP. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences,
(2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportionate allocation of income and gains to all classes of shareholders.

     Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes, and may exclude amortization of premium on certain fixed income securities, which are not reflected in ordinary income for tax purposes. The tax character of distributions paid, including changes in accumulated undeclared distributions to APS Shareholders, during 2008 and 2007 was as follows:

            DISTRIBUTIONS PAID IN FISCAL YEAR 2008    DISTRIBUTIONS PAID IN FISCAL YEAR 2007
           ----------------------------------------  ----------------------------------------
           ORDINARY INCOME  LONG-TERM CAPITAL GAINS  ORDINARY INCOME  LONG-TERM CAPITAL GAINS
           ---------------  -----------------------  ---------------  -----------------------
Common           N/A                  N/A              $10,848,863              $0
Preferred        N/A                  N/A              $ 3,924,462              $0

     As of November 30, 2007, the components of distributable earnings (i.e., ordinary income and capital gain/loss) available to Common and Preferred Stock Shareholders, on a tax basis, were as follows:

                               UNDISTRIBUTED     UNDISTRIBUTED         NET UNREALIZED
CAPITAL (LOSS) CARRYFORWARD   ORDINARY INCOME   LONG-TERM GAIN   APPRECIATION/(DEPRECIATION)
---------------------------   ---------------   --------------   ---------------------------
       ($3,539,736)               $427,559            $0                 ($12,205,378)

     At November 30, 2007, the composition of the Fund's $3,539,736 accumulated realized capital losses was $778,250 and $2,761,486 incurred in 2004 and 2007, respectively. These losses may be carried forward and offset against any future capital gains through 2012 and 2015, respectively.

     EXCISE TAX: The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long-term and short-term) for its fiscal year and (2) certain undistributed amounts from previous years.

     ADDITIONAL ACCOUNTING STANDARDS: In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Flaherty & Crumrine Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, TRANSFER AGENT FEE, CUSTODIAN FEE, DIRECTORS' FEES AND CHIEF COMPLIANCE OFFICER FEE

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's investment adviser. Prior to May 22, 2008, the Fund paid the Adviser a monthly fee at an annual rate of 0.625% of the value of the Fund's average monthly total net assets available to Common and Preferred Stock up to $100 million and 0.50% of the value of the Fund's average monthly total net assets available to Common and Preferred Stock in excess of $100 million.

     For purposes of calculating the fees payable to the Adviser, Administrator and Custodian, the Fund's average weekly total managed assets means the total assets of the Fund minus the sum of accrued liabilities. For purposes of determining total managed assets, the liquidation preference of any preferred shares issued by the Fund is not treated as a liability.

     Effective as of May 22, 2008, the Fund pays the Adviser a monthly fee at an annual rate of 0.625% of the value of the Fund's average monthly total managed assets up to $100 million and 0.50% of the Fund's average monthly total managed assets of $100 million or more. For purposes of calculating the fees payable to the Adviser, Administrator and Custodian, the Fund's total managed assets means the total assets of the Fund (including any assets attributable to the Fund's auction preferred stock that may be outstanding or otherwise attributable to the use of leverage) minus the sum of accrued liabilities (other than debt, if any, representing financial leverage). For purposes of determining total managed assets, the liquidation preference of any preferred shares issued by the Fund is not treated as a liability.

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly known as PFPC Inc., serves as the Fund's Administrator. As Administrator, PNC calculates the net asset value of the Fund's shares attributable to Common Stock and generally assists in all aspects of the Fund's administration and operation. As compensation for PNC's services as Administrator, the Fund pays PNC a monthly fee at an annual rate of 0.10% of the first $200 million of the Fund's average weekly total managed assets, 0.04% of the next $300 million of the Fund's average weekly total managed assets, 0.03% of the next $500 million of the Fund's average weekly total managed assets and 0.02% of the Fund's average weekly total managed assets above $1 billion.

     PNC also serves as the Fund's Common Stock dividend-paying agent and registrar (Transfer Agent). As compensation for PNC's services, the Fund pays PNC a fee at an annual rate of 0.02% of the first $150 million of the Fund's average weekly net assets attributable to Common Stock, 0.0075% of the next $350 million of the Fund's average weekly net assets attributable to Common Stock, and 0.0025% of the Fund's average weekly net assets attributable to Common Stock above $500 million, plus certain out of pocket expenses. For the purpose of calculating such fee, the Fund's average weekly net assets attributable to Common Stock are deemed to be the average weekly value of the Fund's total assets minus the sum of the Fund's liabilities. For this calculation, the Fund's liabilities are deemed to include the aggregate liquidation preference of any outstanding Fund preferred shares.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     PFPC Trust Company ("PFPC Trust") serves as the Fund's custodian. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.010% of the first $200 million of the Fund's average weekly total managed assets, 0.008% of the next $300 million of the Fund's average weekly total managed assets, 0.006% of the next $500 million of the Fund's average weekly total managed assets and 0.005% of the Fund's average weekly total managed assets above $1 billion.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $150 for each telephone meeting. The Audit Committee Chairman receives an additional annual fee of $2,500. The Fund also reimburses all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

     The Fund currently pays the Adviser a fee of $37,500 per annum for Chief Compliance Officer services and reimburses out-of-pocket expenses incurred in connection with providing services in this role.

4.   PURCHASES AND SALES OF SECURITIES

     For the six months ended May 31, 2008, the cost of purchases and proceeds from sales of securities excluding short-term investments, aggregated $89,875,101 and $92,297,191, respectively.

     At May 31, 2008, the aggregate cost of securities for federal income tax purposes was $228,904,496, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $3,819,912 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $32,677,133.

     Written option transactions during the six months ended May 31, 2008, are summarized as follows:

                                                      CONTRACT   PREMIUMS
                                                       AMOUNTS   RECEIVED
                                                      --------  ---------
Written options outstanding at beginning of year...        0    $       0
Options Opened.....................................      300      525,467
Options Exercised..................................        0            0
Options Expired....................................        0            0
Options Closed.....................................     (300)    (525,467)
Written options outstanding at end of period.......        0    $       0

Flaherty & Crumrine Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5.   COMMON STOCK

     At May 31, 2008, 240,000,000 shares of $0.01 par value Common Stock were authorized.

     Common Stock Transactions were as follows:

                                                   SIX MONTHS ENDED       YEAR ENDED
                                                       05/31/08            11/30/07
                                                   ----------------   -------------------
                                                   SHARES    AMOUNT   SHARES     AMOUNT
                                                   ------   -------   ------   ----------
Shares issued under the Dividend Reinvestment
   and Cash Purchase Plan........................   4,926   $60,549   71,700   $1,108,498
                                                    -----   -------   ------   ----------


6. AUCTION PREFERRED STOCK (APS) (FORMERLY KNOWN AS MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK)

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. The APS is senior to the Common Stock and results in the financial leveraging of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock Shareholders. Dividends on shares of APS are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the APS. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, APS at a redemption price of $100,000 per share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

     If the Fund allocates any net gains or income ineligible for the dividends received deduction to shares of the APS, the Fund is required to make additional distributions to APS Shareholders or to pay a higher dividend rate in amounts needed to provide a return, net of tax, equal to the return had such originally paid distributions been eligible for the dividends received deduction.

     An auction of the APS is generally held every 49 days. Existing APS Shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. APS Shareholders may also trade shares in the secondary market, if any, between auction dates.

     At May 31, 2008, 800 shares of APS were outstanding at the annualized rate of 4.58%. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock Shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock Shareholders, there can be no assurance that such results will be attained.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

7. PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in a diversified portfolio of preferred securities. This includes traditional preferred stocks eligible for the inter-corporate dividends received deduction ("DRD") and fully taxable preferred securities. Under normal market conditions, at least 80% of the value of the Fund's net assets will be invested in preferred securities. Also, under normal market conditions, the Fund invests at least 25% of its assets in securities issued by companies in the utilities industry and at least 25% of its total assets in securities issued by companies in the banking industry. The Fund's portfolio may therefore be subject to greater risk and market fluctuation than a portfolio of securities representing a broader range of investment alternatives.

     The Fund may invest up to 25% of its assets at the time of purchase in securities rated below investment grade. These securities must be rated at least either "Ba3" by Moody's Investors Service, Inc. or "BB-" by Standard & Poor's or, if unrated, judged to be comparable in quality by the Adviser, in any case, at the time of purchase. However, these securities must be issued by an issuer having a class of senior debt rated investment grade outstanding.

     The Fund may invest up to 15% of its assets in common stocks and, under normal market conditions, up to 20% of its assets in debt securities. Certain of its investments in hybrid, i.e., fully taxable, preferred securities will be subject to the foregoing 20% limitation to the extent that, in the opinion of the Adviser, such investments are deemed to be debt-like in key characteristics. Typically, a security will not be considered debt-like (a) if an issuer can defer payment of income for eighteen months or more without triggering an event of default and (b) if such issue is a junior and fully subordinated liability of an issuer or its ultimate guarantor.

     In addition to foreign money market securities, the Fund may invest up to 30% of its total assets in the securities of companies organized or having their principal place of business outside the United States. All foreign securities held by the Fund will be denominated in U.S. dollars.

8. SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its investment policies, involving any or all of the following: short sales of securities, purchases of securities on margin, futures contracts, interest rate swaps, swap futures, options on futures contracts, options on securities, swaptions and certain credit derivative transactions, including, but not limited to, the purchase and sale of credit protection. As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps, swaptions, and credit default swaps may expose the Fund to greater credit, operations, liquidity, and valuation risk than is the case with regulated, exchange traded futures and options. These transactions are used for hedging or other appropriate risk-management purposes, or, under certain other circumstances, to increase return.

Flaherty & Crumrine Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

9. SECURITIES LENDING

     The Fund may lend up to 15% of its total assets (including the value of the loan collateral) to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of May 31, 2008, the market value of securities loaned by the Fund was $2,351,680. The loans were secured with collateral of $2,443,550. Income from securities lending for the six months ended May 31, 2008 was $12,246 and is included in interest income on the Statement of Operations.

10. SECTION 19 NOTICES

     Section 19 of the 1940 Act requires registered investment companies to include a notice with the payment of a dividend if a portion of that dividend may come from sources other than undistributed net income (other sources could include realized gains from the sale of securities and non-taxable return of capital). Copies of the Section 19 notices for the Fund are available on the website at WWW.PREFERREDINCOME.COM.

     The amounts and sources of distributions reported below are only estimates and are not being provided for tax reporting purposes. Form 1099-DIV will be sent to shareholders in January 2009 reporting the amount and tax characterization of distributions for the 2008 calendar year.

                                            SOURCE OF DISTRIBUTIONS AS OF 05/31/08
                                       ------------------------------------------------
                                           NET            NET        RETURN   TOTAL PER
                                       INVESTMENT      REALIZED        OF      COMMON
                                         INCOME     CAPITAL GAINS   CAPITAL     SHARE
                                       ----------   -------------   -------   ---------
Calendar 2008 Distributions.........     $0.3762        $0.00       $0.0198     $0.396
Percentage of Total Distributions...        95.0%         0.0%          5.0%        --

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                              ADDITIONAL INFORMATION (UNAUDITED)

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his or her own name will have all distributions reinvested automatically by PNC as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PNC will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange ("NYSE") or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PNC commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PNC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PNC's open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the six months ended May 31, 2008, $1,321 in brokerage commissions were incurred.

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

Flaherty & Crumrine Preferred Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred by PNC under the Plan.

     A shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PNC in writing, by completing the form on the back of the Plan account statement and forwarding it to PNC, or by calling PNC directly. A termination will be effective immediately if notice is received by PNC not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PNC will either (a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold Common Stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The Plan is described in more detail in the Fund's Plan brochure. Information concerning the Plan may be obtained from PNC at 1-800-331-1710.

PROXY VOTING POLICIES AND PROXY VOTING RECORD ON FORM N-PX

     The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th no later than August 31st of each year. The Fund filed its latest Form N-PX with the Securities and Exchange Commission ("SEC") on August 27, 2007. This filing, as well as the Fund's proxy voting policies and procedures, are available (i) without charge, upon request, by calling the Fund's transfer agent at 1-800-331-1710 and (ii) on the SEC's website at WWW.SEC.GOV. In addition, the Fund's proxy voting policies and procedures are available on the Fund's website at WWW.PREFERREDINCOME.COM.

PORTFOLIO SCHEDULE ON FORM N-Q

     The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q, the latest of which was filed for the quarter ended February 29, 2008. The Fund's Form N-Q is available on the SEC's website at WWW.SEC.GOV or may be viewed and obtained from the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Section may be obtained by calling 1-800-SEC-0330.

PORTFOLIO MANAGEMENT TEAM

     In managing the day-to-day operations of the Fund, the Adviser relies on the expertise of its team of money management professionals, consisting of Messrs. Crumrine, Ettinger, Stone and Chadwick. The professional backgrounds of each member of the management team are included in the "Information about Fund Directors and Officers" section of this report.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

CERTIFICATIONS

     Included in the Annual Written Affirmation submitted to the NYSE, Donald F. Crumrine, as the Fund's Chief Executive Officer, has certified that, as of May 16, 2008, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund's reports to the SEC on Forms N-CSR and N-Q contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

MEETING OF SHAREHOLDERS

     On April 18, 2008, the Fund held its Annual Meeting of Shareholders (the "Annual Meeting") for the following purpose: election of Directors of the Fund ("Proposal 1"). The proposal was approved by the shareholders and the results of the voting are as follows:

PROPOSAL 1: ELECTION OF DIRECTORS.

NAME                     FOR      WITHHELD
----                  ---------   --------
COMMON STOCK
David Gale.........   9,688,298   209,224
PREFERRED STOCK
Karen H. Hogan.....         679         0

     Donald F. Crumrine, Morgan Gust and Robert F. Wulf continue to serve in their capacities as Directors of the Fund.

     On May 21, 2008, the Fund held a Special Meeting of Shareholders (the "Special Meeting") for the following purposes: (i) approval of changes to certain fundamental investment policies ("Proposal 1-A, Proposal 1-B and Proposal 1-C") and (ii) approval of an amended and restated investment advisory agreement ("Proposal 2"). The proposals were approved by the shareholders and the results of the voting are as follows:

PROPOSAL 1-A: REVISION TO THE FUNDAMENTAL POLICY RELATING TO BORROWING MONEY.

                         FOR      AGAINST   ABSTAIN
                      ---------   -------   -------
Common Stock.......   4,770,864   297,164   226,035
Preferred Stock....         519         0         0

PROPOSAL 1-B: REVISION TO THE FUNDAMENTAL POLICY RELATING TO ISSUING SENIOR SECURITIES.

                         FOR      AGAINST   ABSTAIN
                      ---------   -------   -------
Common Stock.......   4,786,665   288,142   219,255
Preferred Stock....         519         0         0

Flaherty & Crumrine Preferred Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

PROPOSAL 1-C: REVISION TO THE FUNDAMENTAL POLICY RELATING TO PURCHASING SECURITIES ON MARGIN.

                        FOR      AGAINST   ABSTAIN
                     ---------   -------   -------
Common Stock .....   4,707,017   344,701   242,344
Preferred Stock ..         519         0         0

PROPOSAL 2: APPROVAL OF AMENDED INVESTMENT ADVISORY AGREEMENT.

                        FOR      AGAINST   ABSTAIN
                     ---------   -------   -------
Common Stock .....   4,729,800   316,507   247,756
Preferred Stock ..         519         0         0

MODIFICATION TO NON-FUNDAMENTAL INVESTMENT POLICY

     At a meeting on May 21, 2008, the Fund's shareholders approved changes to its fundamental investment policies regarding borrowing, issuing senior securities and purchasing securities on margin or selling securities short. The revised policies will permit the Fund (a) to borrow money, and to engage in trading practices that may be considered to be borrowing, (b) to issue senior securities, and (c) to sell securities short and purchase securities on margin, each to the fullest extent permitted by the 1940 Act and related interpretations, as in effect from time to time. The risks associated with leveraging the Fund through any of the above methods are substantially similar to the risks the Fund currently faces through leveraging using APS.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

INFORMATION ABOUT FUND DIRECTORS AND OFFICERS

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

                                                                          PRINCIPAL           NUMBER OF FUNDS
                                               TERM OF OFFICE           OCCUPATION(S)         IN FUND COMPLEX
      NAME, ADDRESS,          POSITION(S)       AND LENGTH OF            DURING PAST              OVERSEEN       OTHER DIRECTORSHIPS
         AND AGE            HELD WITH FUND      TIME SERVED*              FIVE YEARS            BY DIRECTOR      HELD BY DIRECTOR**
      -------------         --------------   ------------------   -------------------------   ---------------   --------------------
NON-INTERESTED DIRECTORS:

DAVID GALE                  Director          Class I Director    President & CEO of Delta           4          Metromedia
Delta Dividend Group, Inc                          since          Dividend Group, Inc.                          International
220 Montgomery Street                           January 1997      (investments)                                 Group, Inc.
Suite 426                                                                                                       (telecommunications)
San Francisco, CA 94104
Age: 59

MORGAN GUST                 Director         Class III Director   Owner and operator of              4          CoBiz, Financial,
301 E. Colorado Boulevard                          since          various entities engaged                      Inc. (financial
Suite 720                                       January 1991      in agriculture and real                       services)
Pasadena, CA 91101                                                estate; Former President
Age: 61                                                           of Giant Industries, Inc.
                                                                  (petroleum refining and
                                                                  marketing) from March
                                                                  2002 through May 2007

KAREN H. HOGAN+             Director          Class I Director    Retired; Community                 4
301 E. Colorado Boulevard                          since          Volunteer; from
Suite 720                                        April 2005       September 1985 to
Pasadena, CA 91101                                                January 1997, Senior Vice
Age: 47                                                           President of Preferred
                                                                  Stock Origination at
                                                                  Lehman Brothers and
                                                                  Previously, Vice
                                                                  President of New Product
                                                                  Development

----------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The three year term for each class expires as follows:

          CLASS I DIRECTORS - three year term expires at the Fund's 2011 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

          CLASS II DIRECTORS - three year term expires at the Fund's 2009 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

          CLASS III DIRECTOR - three year term expires at the Fund's 2010 Annual Meeting of Shareholders; director may continue in office until his successor is duly elected and qualified.

** Each Director also serves as a Director for Flaherty & Crumrine Preferred Income Opportunity Fund, Flaherty & Crumrine/Claymore Preferred Securities Income Fund, and Flaherty & Crumrine/Claymore Total Return Fund.

+ As a Director, represents holders of shares of the Fund's Auction Preferred Stock.

Flaherty & Crumrine Preferred Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

                                                                          PRINCIPAL           NUMBER OF FUNDS
                                               TERM OF OFFICE           OCCUPATION(S)         IN FUND COMPLEX
      NAME, ADDRESS,          POSITION(S)       AND LENGTH OF            DURING PAST              OVERSEEN       OTHER DIRECTORSHIPS
         AND AGE            HELD WITH FUND      TIME SERVED*              FIVE YEARS            BY DIRECTOR      HELD BY DIRECTOR**
      -------------         --------------   ------------------   -------------------------   ---------------   --------------------
NON-INTERESTED DIRECTORS:

ROBERT F. WULF              Director         Class II Director    Financial Consultant;              4
P.O. Box 753                and Audit              since          Trustee, University of
Neskowin, OR 97149          Committee           January 1991      Oregon Foundation;
Age: 71                     Chairman                              Trustee, San Francisco
                                                                  Theological Seminary

INTERESTED DIRECTOR:

DONALD F. CRUMRINE+, ++     Director,        Class II Director    Chairman of the Board              4
301 E. Colorado Boulevard   Chairman of            since          and Director of Flaherty
Suite 720                   the Board           January 1991      & Crumrine Incorporated
Pasadena, CA 91101          and Chief
Age: 60                     Executive
                            Officer

----------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The three year term for each class expires as follows:

          CLASS I DIRECTORS - three year term expires at the Fund's 2011 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

          CLASS II DIRECTORS - three year term expires at the Fund's 2009 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

          CLASS III DIRECTOR - three year term expires at the Fund's 2010 Annual Meeting of Shareholders; director may continue in office until his successor is duly elected and qualified.

** Each Director also serves as a Director for Flaherty & Crumrine Preferred Income Opportunity Fund, Flaherty & Crumrine/Claymore Preferred Securities Income Fund, and Flaherty & Crumrine/Claymore Total Return Fund.

+ As a Director, represents holders of shares of the Fund's Auction Preferred Stock.

++ "Interested person" of the Fund as defined in the 1940 Act. Mr. Crumrine is considered an "interested person" because of his affiliation with Flaherty & Crumrine Incorporated, which acts as the Fund's investment adviser.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

                                                  TERM OF OFFICE
      NAME, ADDRESS,            POSITION(S)        AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST
         AND AGE               HELD WITH FUND       TIME SERVED                 FIVE YEARS
      -------------         -------------------   --------------   ------------------------------------
OFFICERS:

ROBERT M. ETTINGER               President            Since        President and Director of Flaherty &
301 E. Colorado Boulevard                          October 2002    Crumrine Incorporated
Suite 720
Pasadena, CA 91101
Age: 49

R. ERIC CHADWICK              Chief Financial         Since        Director of Flaherty & Crumrine
301 E. Colorado Boulevard      Officer, Vice       October 2002    Incorporated since June 2006;
Suite 720                      President and                       Vice President of Flaherty &
Pasadena, CA 91101               Treasurer                         Crumrine Incorporated
Age: 33

CHAD C. CONWELL              Chief Compliance         Since        Chief Compliance Officer of
301 E. Colorado Boulevard      Officer, Vice        July 2005      Flaherty & Crumrine Incorporated
Suite 720                      President and                       since September 2005; Vice
Pasadena, CA 91101               Secretary                         President of Flaherty & Crumrine
Age: 35                                                            Incorporated since July 2005;
                                                                   Attorney with Paul, Hastings,
                                                                   Janofsky & Walker LLP from
                                                                   September 1998 to June 2005

BRADFORD S. STONE             Vice President          Since        Director of Flaherty & Crumrine
392 Springfield Avenue         And Assistant        July 2003      Incorporated since June 2006;
Mezzanine Suite                  Treasurer                         Vice President of Flaherty &
Summit, NJ 07901                                                   Crumrine Incorporated since May
Age: 48                                                            2003; Director of U.S. Market
                                                                   Strategy at Barclays Capital
                                                                   from June 2001 to April 2003

LAURIE C. LODOLO                 Assistant            Since        Assistant Compliance Officer of
301 E. Colorado Boulevard       Compliance          July 2004      Flaherty & Crumrine Incorporated
Suite 720                   Officer, Assistant                     since August 2004; Secretary of
Pasadena, CA 91101             Treasurer and                       Flaherty & Crumrine Incorporated
Age: 44                     Assistant Secretary                    since February 2004; Account
                                                                   Administrator of Flaherty & Crumrine
                                                                   Incorporated

Flaherty & Crumrine Preferred Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     During the six month period ended May 31, 2008, the Board of Directors of the Fund approved, on January 29, 2008, the continuation of the existing investment advisory agreement with the Adviser (the "Current Investment Advisory Agreement") and approved, on March 13, 2008, an amendment to the Current Investment Advisory Agreement, subject to approval by Stockholders (the "Amended Investment Advisory Agreement"). The following paragraphs summarize the material information and factors considered by the Board, including the Independent Directors, as well as their conclusions relative to such factors.

I. CURRENT INVESTMENT ADVISORY AGREEMENT

     In considering whether to approve the Fund's Current Investment Advisory Agreement, the Directors considered and discussed a substantial amount of information and analysis provided, at the Board's request, by the Adviser. The Directors also considered detailed information regarding performance and expenses of other investment companies thought to be generally comparable to the Fund. The Directors discussed with management this and other information relating to the Current Investment Advisory Agreement during the Special Meeting held on January 15, 2008 for that specific purpose and requested additional information about comparative expenses and performance, among other matters. On January 29, 2008, the Directors approved the continuance of the Current Investment Advisory Agreement. In reaching their determinations relating to continuance of the Current Investment Advisory Agreement, the Directors considered these discussions and all other factors they believed relevant, including the factors discussed below. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and Directors may have attributed different weights to the various factors. The Directors evaluated this information, and all other information available to them, for the Fund, and their determinations were made separately in respect of each other fund advised by the Adviser. In particular, the Directors focused on the following with respect to the Fund.

NATURE, EXTENT AND QUALITY OF SERVICES.

     The Directors reviewed in detail the nature and extent of the services provided by the Adviser and the quality of those services over the past year and since inception. The Directors noted that these services included managing the Fund's investment program, as well as providing significant administrative services beyond what the Current Investment Advisory Agreement required. The Directors noted that the Adviser also provided, generally at its expense: office facilities for use by the Fund; personnel responsible for supervising the performance of administrative, accounting and related services; and investment compliance monitoring. The Directors also considered the Adviser's sound financial condition and the Adviser's commitment to its business, as evidenced by its hiring of additional personnel as the business has grown. The Directors evaluated the Adviser's services based on their direct experience serving as Directors for many years, focusing on (i) the Adviser's knowledge of the preferred securities market generally and the sophisticated hedging strategies the Fund employs and (ii) the Adviser's culture of compliance. The Directors reviewed the personnel responsible for providing services to the Fund and observed that, based on their experience and interaction with the Adviser: (1)

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

the Adviser's personnel exhibited a high level of personal integrity, diligence and attention to detail in carrying out their responsibilities under the Current Investment Advisory Agreement; (2) the Adviser was responsive to requests of the Board and its personnel were available between Board meetings to answer questions from Directors; and (3) the Adviser had kept the Board apprised of developments relating to the Fund. The Directors also considered the continued efforts undertaken by the Adviser to maintain an effective compliance program. The Directors concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the Fund's investment goals and strategies, the corporate and regulatory environment in which the Fund operates, and the level of services provided by the Adviser, and that the quality of the Adviser's service continues to be high.

INVESTMENT PERFORMANCE.

     The Directors took note of the extraordinary market conditions prevailing over the past year and at the time of the meetings, and expressed their confidence in the Adviser's investment strategies despite recent disappointing absolute performance during this period of unprecedented and frequently frantic behavior of market participants. As a consequence, the Directors determined to give substantial weight to the Fund's performance since inception, and less weight to recent performance, to determine whether the Fund had met its investment objective. The Directors determined that the Fund had done so. In reaching this conclusion, the Directors reviewed the Fund's performance compared to relevant indices and funds thought to be generally comparable to the Fund, considered the costs and benefits of the Fund's hedging strategy in the relevant market environment and examined the differences between the Fund and certain funds in the comparison group. The Directors were assured of the Fund's adherence to its respective investment mandate and, based on their understanding of the Adviser's investment approach and market conditions, expressed their belief that the Adviser's absolute performance would improve as markets normalized.

PROFITABILITY.

     The Directors considered the Adviser's methodology for determining its profitability with respect to the Fund, and the Adviser's profit margin on an after-tax basis attributable to managing the Fund. The Directors concluded that the profitability to the Adviser was not excessive based on the considerable services it has regularly provided to the Fund and its success in meeting the Fund's investment objective over time. The Directors also considered that the Adviser provided, at a lower cost, services to separate account clients and determined that the difference was justified in light of the additional services and costs associated with managing registered investment companies, such as the Fund. The Directors accepted the Adviser's statement that it did not realize material indirect benefits from its relationship with the Fund and did not obtain soft dollar credits from securities trading.

ECONOMIES OF SCALE.

     The Directors noted that the Fund, as a closed-end investment company, was not expected to increase materially in size; thus, the Adviser would not benefit from economies of scale. The Directors considered whether economies of scale could be realized because the Adviser advises other similar funds. Based on their experience, the Directors accepted the Adviser's explanation that significant economies of scale would not be realized because of the complexity of managing preferred securities

Flaherty & Crumrine Preferred Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

for separate funds and other portfolios. Nonetheless, the Directors noted that the Fund's advisory fee schedule declines as assets increase beyond a certain level (commonly known as a "breakpoint"), and that breakpoints provide for a sharing with shareholders of benefits derived as a result of economies of scale arising from increased assets. Accordingly, the Directors determined that the existing advisory fee levels reflect possible economies of scale.

     In light of their discussions and considerations as described above, the Directors made the following determinations as to the Fund:

     - the nature and extent and quality of the services provided by the Adviser are reasonable and appropriate and the quality of the services is high;

     - the Fund's overall performance over time has been satisfactory and its performance for the recent period is reflective of market conditions, given the Adviser's portfolio management strategy;

     - the fee paid to the Adviser was reasonable in light of (i) comparative performance and expense and advisory fee information, considered over relevant time periods, (ii) the cost of the services provided and profits to be realized, and (iii) the benefits derived or to be derived by the Adviser from the relationship with the Fund; and

     - there were not at this time significant economies of scale to be realized by the Adviser in managing the Fund's assets, and the fee was structured to provide for a sharing of the benefits of economies of scale.

     Based on these conclusions, the Directors determined that approval of the Current Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

II. AMENDED INVESTMENT ADVISORY AGREEMENT

     As a consequence of the well publicized dislocation in the market for auction preferred stock, which the Fund uses to leverage its portfolio, the Adviser recommended, and the Board approved changes to the Fund's investment restrictions that would give the Fund additional and necessary options for continuing the Fund's leverage strategy by using forms of leverage other than auction preferred stock. These changes are described in the Fund's proxy statement filed with the Securities and Exchange Commission on April 18, 2008 (the "Proxy Statement").

     In considering whether to approve the Amended Investment Advisory Agreement, the Board considered the various leverage scenarios (as described in the Proxy Statement) and the effect they would have on the fees payable to the Adviser and the Fund's ability to achieve its investment objective. As it typically does, the Board assessed the nature, extent and quality of the services to be provided to the Fund by the Adviser. In their deliberations, the Directors considered information received in connection with their most recent approval of the continuation of the Current Investment Advisory Agreement, in addition to information provided by the Adviser in connection with their evaluation of the terms and conditions of the Amended Investment Advisory Agreement. The Directors did not identify any particular information that was all-important or controlling, and the Directors may have attributed

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

different weights to the various factors. The Directors evaluated all information available to them. The Directors, including a majority of the Independent Directors, concluded that the terms of the Amended Investment Advisory Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund, and that the Amended Investment Advisory Agreement should be approved and recommended to the Fund's shareholders.

NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED UNDER THE AMENDED INVESTMENT ADVISORY AGREEMENT.

     The Directors considered the nature, extent and quality of management services proposed to be provided to the Fund under the Amended Investment Advisory Agreement. The Directors took note that the Adviser had advised the Directors that there is not expected to be any change in the nature, extent and quality of services provided to the Fund and its shareholders under the Amended Investment Advisory Agreement. The Directors' evaluation of the services expected to be provided by the Adviser took into account the Directors' knowledge and familiarity gained as Directors of funds in the Flaherty & Crumrine Fund Family. The Directors recognized that they received information at regular meetings throughout the year regarding the services rendered by the Adviser, noting that these services included the management of the Fund's investment program, as well as providing significant administrative services beyond what the Current Investment Advisory Agreement provided. The Directors also noted that they had engaged in an extensive review of the services provided to the Fund by the Adviser at the Directors' last annual contract renewal meeting described above.

     The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to the Fund under the Amended Investment Advisory Agreement.

INVESTMENT PERFORMANCE.

     The Directors noted that they received information throughout the year at periodic intervals with respect to the Fund's performance, and had engaged in an extensive review of Fund performance at their last annual contract renewal meeting. As the services to be provided under the Amended Investment Advisory Agreement in comparison with the Current Investment Advisory Agreement were not proposed to be changed in connection with the approval of the Amended Investment Advisory Agreement, the Directors did not specifically consider Fund performance in their consideration of the Amended Investment Advisory Agreement.

ADVISER PROFITABILITY.

     Profitability of the Adviser in providing services to the Fund under the Amended Investment Advisory Agreement was not a factor considered by the Directors. The Directors noted that they expect to receive cost, expense and profitability information at the next annual Directors contract renewal meeting and, thus, be in a position to evaluate at that time whether any adjustments in Fund fees would be appropriate in connection with a renewal of the Amended Investment Advisory Agreement. The Directors also recognized that they had reviewed the profitability of the Adviser at its last annual contract renewal meeting.

Flaherty & Crumrine Preferred Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

ECONOMIES OF SCALE.

     The Directors considered whether any changes in the economies of scale realized (or potentially realized) by the Adviser and any benefits the Fund may incur from such economies of scale were proposed to be changed if the Amended Investment Advisory Agreement were approved. The Directors noted that the Fund, as a closed-end investment company, was not expected to increase materially in size; thus, the Adviser would not benefit from economies of scale. The Directors considered whether economies of scale could be realized because the Adviser advises other similar funds. Based on their experience, the Directors accepted the Adviser's explanation that significant economies of scale would not be realized because of the complexity of managing preferred securities for separate funds and other portfolios. Nonetheless, the Directors noted that the Fund's advisory fee schedule declines as assets increase beyond a certain level (commonly known as a "breakpoint"), and that breakpoints provide for a sharing with shareholders of benefits derived as a result of economies of scale arising from increased assets. Accordingly, the Directors determined that the existing advisory fee levels reflect possible economies of scale.

FEES.

     The Directors considered the fees to be paid to the Adviser under the Amended Investment Advisory Agreement. The Board noted that, although the contractual investment advisory fee rate payable under the proposed Amended Investment Advisory Agreement with the Adviser is the same as under the Current Investment Advisory Agreement, the method for calculating the fee is different because it would exclude from liabilities, in addition to the liquidation value of Preferred Stock, debt representing financial leverage. The Directors noted that the proceeds of any borrowings or other forms of leverage used by the Funds would increase the amount of Fund assets for which the Adviser would be expected to provide services to the Fund, and that the Adviser would be responsible for managing such proceeds. The Directors noted that the original fee language in the Current Investment Advisory Agreement was designed and intended to compensate the Adviser on the basis of the amount of assets as to which it makes investment decisions. The Directors reviewed pro forma fiscal 2007 fees that would have been paid to the Adviser under the calculation methodology in the Current Investment Advisory Agreement and under the Amended Investment Advisory Agreement, based on whether the Funds used 100% Preferred Stock as leverage, 50% Preferred Stock and 50% debt leverage, and 100% debt leverage. The Directors noted that under both the Current Investment Advisory Agreement and the Amended Investment Advisory Agreement, pro forma advisory fees would have remained the same if the Fund used only Preferred Stock as leverage. However, the Directors noted that, if the Fund only used debt leverage, the pro forma fee paid to the Adviser would be greater under a Fund's Amended Investment Advisory Agreement than it would be under its Current Investment Advisory Agreement, but that total fees were less than those actually paid when the Fund only used Preferred Stock as leverage.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

     The Directors concluded that, because the rates for advisory services were the same and that the new calculation methodology was reasonable and fair, it was appropriate for the Adviser to be compensated on the amount of borrowings, proceeds of debt issuances and margin borrowings, as it would be responsible for managing assets attributable to such amounts. The Directors, including a majority of the Independent Directors, concluded that the fees to be paid are reasonable in light of the services to be provided to the Fund. In this regard, the Board considered that many funds that engage in leveraging activity provide for compensation of their investment adviser on the basis of total managed assets, including Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated and Flaherty & Crumrine/Claymore Total Return Fund Incorporated, two other closed-end funds managed by the Adviser.

CONCLUSION.

     After the Independent Directors of the Fund deliberated in executive session, the entire Board of Directors of the Fund, including the Independent Directors, approved the Amended Investment Advisory Agreement, concluding that the advisory fee rate was reasonable in relation to the services provided and that the Amended Investment Advisory Agreement was in the best interests of the shareholders.

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

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

DIRECTORS
     Donald F. Crumrine, CFA
          Chairman of the Board
     David Gale
     Morgan Gust
     Karen H. Hogan
     Robert F. Wulf, CFA

OFFICERS
     Donald F. Crumrine, CFA
          Chief Executive Officer
     Robert M. Ettinger, CFA
          President
     R. Eric Chadwick, CFA
          Chief Financial Officer,
          Vice President and Treasurer
     Chad C. Conwell
          Chief Compliance Officer,
          Vice President and Secretary
     Bradford S. Stone
          Vice President and
          Assistant Treasurer
     Laurie C. Lodolo
          Assistant Compliance Officer,
          Assistant Treasurer and
          Assistant Secretary

INVESTMENT ADVISER
     Flaherty & Crumrine Incorporated
     e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND?

     -    If your shares are held in a Brokerage Account, contact your Broker.

     - If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --

               PNC Global Investment Servicing (U.S.) Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

(FLAHERTY & CRUMRINE LOGO)
  PREFERRED INCOME FUND

                                   Semi-Annual
                                     Report

                                  May 31, 2008

                             www.preferredincome.com

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Not applicable.

   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
       Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED
             -------------------------------------------------------------------
By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                          ------------------------------------------------------
                          Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                          (principal executive officer)

Date                       JULY 30, 2008
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                          ------------------------------------------------------
                          Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                          (principal executive officer)

Date                       JULY 30, 2008
     ---------------------------------------------------------------------------

By (Signature and Title)*  /S/ R. ERIC CHADWICK
                          ------------------------------------------------------
                          R. Eric Chadwick, Chief Financial Officer, Treasurer and Vice President (principal financial officer)

Date                       JULY 30, 2008
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.